UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.

c/o TIAA

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 100.1%

AUTOMOBILES & COMPONENTS - 1.1%
2,808	*	American Axle & Manufacturing Holdings, Inc	$48
8,860		BorgWarner, Inc	312
2,269		Cooper Tire & Rubber Co	86
605	*	Cooper-Standard Holding, Inc	60
5,286		Dana Holding Corp	82
11,225		Delphi Automotive plc	801
1,044	*	Dorman Products, Inc	67
977		Drew Industries, Inc	96
1,256	*	Federal Mogul Corp (Class A)	12
159,092		Ford Motor Co	1,920
744	*	Fox Factory Holding Corp	17
56,726		General Motors Co	1,802
10,618		Gentex Corp	186
1,535	*	Gentherm, Inc	48
10,982		Goodyear Tire & Rubber Co	355
7,420		Harley-Davidson, Inc	390
799	*	Horizon Global Corp	16
37,500		Johnson Controls International plc	1,745
3,018		Lear Corp	366
428		Metaldyne Performance Group, Inc	7
1,945	*	Modine Manufacturing Co	23
670	*	Motorcar Parts of America, Inc	19
1,379		Spartan Motors, Inc	13
909		Standard Motor Products, Inc	43
1,336	*	Stoneridge, Inc	25
157		Strattec Security Corp	5
1,027		Superior Industries International, Inc	30
2,018	*	Tenneco, Inc	118
4,836	*,e	Tesla Motors, Inc	987
1,931		Thor Industries, Inc	164
897		Tower International, Inc	22
1,410		Visteon Corp	101
257		Winnebago Industries, Inc	6
526	*,e	Workhorse Group, Inc	4

		TOTAL AUTOMOBILES & COMPONENTS	9,976

BANKS - 5.7%
691		1st Source Corp	25
295		Access National Corp	7
255		ACNB Corp	7
444	*	Allegiance Bancshares, Inc	12
374		American National Bankshares, Inc	10
1,390		Ameris Bancorp	49
387	e	Ames National Corp	11
639		Arrow Financial Corp	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,191		Associated Banc-Corp	$121
3,765		Astoria Financial Corp	55
706	*	Atlantic Capital Bancshares, Inc	11
1,598		Banc of California, Inc	28
333		Bancfirst Corp	24
1,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	36
3,559		Bancorpsouth, Inc	83
2,688		Bank Mutual Corp	21
418,248		Bank of America Corp	6,546
1,630		Bank of Hawaii Corp	118
288		Bank of Marin Bancorp	14
3,616		Bank of the Ozarks, Inc	139
1,044		BankFinancial Corp	13
4,119		BankUnited	124
217		Bankwell Financial Group, Inc	5
1,166		Banner Corp	51
261		Bar Harbor Bankshares	10
33,210		BB&T Corp	1,253
573		Bear State Financial, Inc	5
2,895		Beneficial Bancorp, Inc	43
1,257		Berkshire Hills Bancorp, Inc	35
1,165	e	Blue Hills Bancorp, Inc	17
1,553		BNC Bancorp	38
2,584	*,e	BofI Holding, Inc	58
1,068	e	BOK Financial Corp	74
3,543		Boston Private Financial Holdings, Inc	45
683		Bridge Bancorp, Inc	20
2,984		Brookline Bancorp, Inc	36
630		Bryn Mawr Bank Corp	20
334	*	BSB Bancorp, Inc	8
131		C&F Financial Corp	6
409		Camden National Corp	20
815		Capital Bank Financial Corp	26
659		Capital City Bank Group, Inc	10
5,269		Capitol Federal Financial	74
1,503		Cardinal Financial Corp	39
421		Carolina Financial Corp	9
1,376	*	Cascade Bancorp	8
3,051		Cathay General Bancorp	94
1,935		Centerstate Banks of Florida, Inc	34
987		Central Pacific Financial Corp	25
152		Century Bancorp, Inc	7
1,050		Charter Financial Corp	13
1,631		Chemical Financial Corp	72
122	e	Chemung Financial Corp	4
7,763		CIT Group, Inc	282
119,479		Citigroup, Inc	5,643
533		Citizens & Northern Corp	12
21,679		Citizens Financial Group, Inc	536
597		City Holding Co	30
856		Clifton Bancorp, Inc	13
498		CNB Financial Corp	11
1,740		CoBiz, Inc	23

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

311		Codorus Valley Bancorp, Inc	$7
2,323		Columbia Banking System, Inc	76
7,230		Comerica, Inc	342
3,323		Commerce Bancshares, Inc	164
1,740		Community Bank System, Inc	84
651		Community Trust Bancorp, Inc	24
449	*	CommunityOne Bancorp	6
1,146		ConnectOne Bancorp, Inc	21
206		County Bancorp, Inc	4
673	*	CU Bancorp	15
2,204	e	Cullen/Frost Bankers, Inc	159
1,005	*	Customers Bancorp, Inc	25
4,428		CVB Financial Corp	78
1,325		Dime Community Bancshares	22
1,262	*	Eagle Bancorp, Inc	62
5,936		East West Bancorp, Inc	218
314		Enterprise Bancorp, Inc	9
828		Enterprise Financial Services Corp	26
202	*	Equity Bancshares, Inc	5
342		ESSA Bancorp, Inc	5
3,087	*	Essent Group Ltd	82
3,701		EverBank Financial Corp	72
298		Farmers Capital Bank Corp	9
1,013		Farmers National Banc Corp	11
1,196	*	FCB Financial Holdings, Inc	46
384		Federal Agricultural Mortgage Corp (Class C)	15
863		Fidelity Southern Corp	16
31,682		Fifth Third Bancorp	648
664		Financial Institutions, Inc	18
720		First Bancorp (NC)	14
4,520	*	First Bancorp (Puerto Rico)	23
498		First Bancorp, Inc	12
1,277		First Busey Corp	29
360		First Business Financial Services, Inc	8
295		First Citizens Bancshares, Inc (Class A)	87
3,678		First Commonwealth Financial Corp	37
680		First Community Bancshares, Inc	17
758		First Connecticut Bancorp	13
53		First Defiance Financial Corp	2
2,653		First Financial Bancorp	58
2,781	e	First Financial Bankshares, Inc	101
46		First Financial Corp	2
175		First Financial Northwest, Inc	2
549	*	First Foundation, Inc	14
798	*	First Hawaiian, Inc	21
9,563		First Horizon National Corp	146
228		First Internet Bancorp	5
747		First Interstate Bancsystem, Inc	24
1,580		First Merchants Corp	42
249		First Mid-Illinois Bancshares, Inc	7
3,289		First Midwest Bancorp, Inc	64
670	*	First NBC Bank Holding Co	6
575		First of Long Island Corp	19

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,761		First Republic Bank	$444
890	*	Flagstar Bancorp, Inc	25
1,327		Flushing Financial Corp	31
8,646		FNB Corp	106
389	*	Franklin Financial Network, Inc	15
7,161		Fulton Financial Corp	104
602		German American Bancorp, Inc	23
2,629		Glacier Bancorp, Inc	75
500		Great Southern Bancorp, Inc	20
1,739		Great Western Bancorp, Inc	58
688	*	Green Bancorp, Inc	7
710		Guaranty Bancorp	13
3,286		Hancock Holding Co	107
1,297		Hanmi Financial Corp	34
879		Heartland Financial USA, Inc	32
1,007		Heritage Commerce Corp	11
1,277		Heritage Financial Corp	23
917		Heritage Oaks Bancorp	7
3,068	*	Hilltop Holdings, Inc	69
57		Hingham Institution for Savings	8
238		Home Bancorp, Inc	7
4,991		Home Bancshares, Inc	104
698	*	HomeStreet, Inc	17
667	*	HomeTrust Bancshares, Inc	12
5,560		Hope Bancorp, Inc	97
447		Horizon Bancorp	13
44,528		Huntington Bancshares, Inc	439
1,574		IBERIABANK Corp	106
350	*,e	Impac Mortgage Holdings, Inc	5
1,031		Independent Bank Corp (MA)	56
863		Independent Bank Corp (MI)	15
406		Independent Bank Group, Inc	18
2,385		International Bancshares Corp	71
12,271		Investors Bancorp, Inc	147
147,593		JPMorgan Chase & Co	9,828
3,956		Kearny Financial Corp	54
41,226		Keycorp	502
311		Lake Sunapee Bank Group	6
1,629		Lakeland Bancorp, Inc	23
976		Lakeland Financial Corp	35
378		LCNB Corp	7
1,826		LegacyTexas Financial Group, Inc	58
263	*,e	LendingTree, Inc	25
833	e	Live Oak Bancshares, Inc	12
6,025		M&T Bank Corp	699
1,072	e	Macatawa Bank Corp	9
946		MainSource Financial Group, Inc	24
2,934		MB Financial, Inc	112
724		Mercantile Bank Corp	19
273		Merchants Bancshares, Inc	9
1,997		Meridian Bancorp, Inc	31
241		Meta Financial Group, Inc	15
13,989	*	MGIC Investment Corp	112

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

144		Middleburg Financial Corp	$4
152		Midland States Bancorp, Inc	4
334		MidWestOne Financial Group, Inc	10
213		MutualFirst Financial, Inc	6
1,078		National Bank Holdings Corp	25
357		National Bankshares, Inc	13
248	*	National Commerce Corp	7
1,624	*,e	Nationstar Mortgage Holdings, Inc	24
1,992		NBT Bancorp, Inc	65
18,627		New York Community Bancorp, Inc	265
301	*,e	Nicolet Bankshares, Inc	12
2,265	*	NMI Holdings, Inc	17
428		Northfield Bancorp, Inc	7
280		Northrim BanCorp, Inc	7
3,966		Northwest Bancshares, Inc	62
741		OceanFirst Financial Corp	14
1,902		OFG Bancorp	19
361		Old Line Bancshares, Inc	7
4,858		Old National Bancorp	68
1,237		Old Second Bancorp, Inc	10
441		Opus Bank	16
850		Oritani Financial Corp	13
297		Orrstown Financial Services, Inc	6
991		Pacific Continental Corp	17
589	*	Pacific Mercantile Bancorp	4
1,114	*	Pacific Premier Bancorp, Inc	29
4,871		PacWest Bancorp	209
529		Park National Corp	51
2,151		Park Sterling Bank	17
534		Peapack Gladstone Financial Corp	12
221		Penns Woods Bancorp, Inc	10
575	*	PennyMac Financial Services, Inc	10
595		Peoples Bancorp, Inc	15
333		Peoples Financial Services Corp	14
11,107		People’s United Financial, Inc	176
521		People’s Utah Bancorp	11
2,087	*	PHH Corp	30
1,758		Pinnacle Financial Partners, Inc	95
20,379		PNC Financial Services Group, Inc	1,836
3,587		Popular, Inc	137
564		Preferred Bank	20
343		Premier Financial Bancorp, Inc	6
3,318		PrivateBancorp, Inc	152
2,744		Prosperity Bancshares, Inc	151
251		Provident Financial Holdings, Inc	5
2,502		Provident Financial Services, Inc	53
472		QCR Holdings, Inc	15
8,211		Radian Group, Inc	111
51,938		Regions Financial Corp	513
1,629		Renasant Corp	55
612		Republic Bancorp, Inc (Class A)	19
1,330	*,e	Republic First Bancorp, Inc	5
1,466		S&T Bancorp, Inc	42

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,134		Sandy Spring Bancorp, Inc	$35
1,194	*	Seacoast Banking Corp of Florida	19
938		ServisFirst Bancshares, Inc	49
497		Shore Bancshares, Inc	6
475		SI Financial Group, Inc	6
370		Sierra Bancorp	7
2,187	*	Signature Bank	259
1,210		Simmons First National Corp (Class A)	60
1,021		South State Corp	77
228	*	Southern First Bancshares, Inc	6
231		Southern Missouri Bancorp, Inc	6
454		Southern National Bancorp of Virginia, Inc	6
876		Southside Bancshares, Inc	28
740		Southwest Bancorp, Inc	14
1,614		State Bank & Trust Co	37
5,200		Sterling Bancorp/DE	91
922		Stock Yards Bancorp, Inc	30
443		Stonegate Bank	15
513		Suffolk Bancorp	18
385		Sun Bancorp, Inc	9
20,321		SunTrust Banks, Inc	890
2,164	*	SVB Financial Group	239
5,140		Synovus Financial Corp	167
6,509		TCF Financial Corp	94
565		Territorial Bancorp, Inc	16
1,877	*	Texas Capital Bancshares, Inc	103
2,387		TFS Financial Corp	42
1,514	*	The Bancorp, Inc	10
664		Tompkins Trustco, Inc	51
2,594		TowneBank	62
968		Trico Bancshares	26
943	*	Tristate Capital Holdings, Inc	15
657	*	Triumph Bancorp, Inc	13
4,883		Trustco Bank Corp NY	35
2,849		Trustmark Corp	78
1,796		UMB Financial Corp	107
9,062		Umpqua Holdings Corp	136
1,777		Union Bankshares Corp	48
161	e	Union Bankshares, Inc	5
2,794	e	United Bankshares, Inc	105
2,012		United Community Banks, Inc	42
1,829		United Community Financial Corp	13
2,065		United Financial Bancorp, Inc (New)	29
1,127		Univest Corp of Pennsylvania	26
65,388		US Bancorp	2,804
10,196		Valley National Bancorp	99
345	*	Veritex Holdings, Inc	6
1,098	*	Walker & Dunlop, Inc	28
821	*,e	Walter Investment Management Corp	3
3,738		Washington Federal, Inc	100
718		Washington Trust Bancorp, Inc	29
318		WashingtonFirst Bankshares, Inc	8
1,032		Waterstone Financial, Inc	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,763		Webster Financial Corp	$143
185,695		Wells Fargo & Co	8,223
1,636		WesBanco, Inc	54
746		West Bancorporation, Inc	15
1,024	e	Westamerica Bancorporation	52
3,836	*	Western Alliance Bancorp	144
597		Westfield Financial, Inc	5
1,947		Wintrust Financial Corp	108
8,517	*	WMIH Corp	20
1,176		WSFS Financial Corp	43
1,817		Yadkin Financial Corp	48
8,430		Zions Bancorporation	261

		TOTAL BANKS	52,947

CAPITAL GOODS - 7.5%
23,955		3M Co	4,221
2,924		A.O. Smith Corp	289
1,675		Aaon, Inc	48
1,501		AAR Corp	47
2,508		Actuant Corp (Class A)	58
1,732		Acuity Brands, Inc	458
1,431		Advanced Drainage Systems, Inc	34
5,513	*	Aecom Technology Corp	164
1,460	*	Aegion Corp	28
2,743	*	Aerojet Rocketdyne Holdings, Inc	48
831	*	Aerovironment, Inc	20
2,889		AGCO Corp	142
3,984		Air Lease Corp	114
1,949		Aircastle Ltd	39
374		Alamo Group, Inc	25
1,204		Albany International Corp (Class A)	51
3,696		Allegion plc	255
205		Allied Motion Technologies, Inc	4
5,851		Allison Transmission Holdings, Inc	168
1,234		Altra Holdings, Inc	36
909	*	Ameresco, Inc	5
324	e	American Railcar Industries, Inc	13
510	*,e	American Superconductor Corp	4
568	*	American Woodmark Corp	46
9,555		Ametek, Inc	457
1,174		Apogee Enterprises, Inc	52
1,503		Applied Industrial Technologies, Inc	70
555		Argan, Inc	33
822	*	Armstrong Flooring, Inc	15
1,923	*	Armstrong World Industries, Inc	79
729		Astec Industries, Inc	44
810	*	Astronics Corp	36
1,059		AZZ, Inc	69
1,864	*	Babcock & Wilcox Enterprises, Inc	31
2,064		Barnes Group, Inc	84
4,222		BE Aerospace, Inc	218
2,438	*	Beacon Roofing Supply, Inc	103
1,428	*	BMC Stock Holdings, Inc	25

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

24,275		Boeing Co	$3,198
2,014		Briggs & Stratton Corp	38
3,043	*	Builders FirstSource, Inc	35
3,729		BWX Technologies, Inc	143
988		Caesarstone Sdot-Yam Ltd	37
2,591		Carlisle Cos, Inc	266
22,657		Caterpillar, Inc	2,011
1,264	*	Chart Industries, Inc	41
4,310		Chicago Bridge & Iron Co NV	121
706		CIRCOR International, Inc	42
1,794		Clarcor, Inc	117
4,058	*	Colfax Corp	128
840		Columbus McKinnon Corp	15
1,568		Comfort Systems USA, Inc	46
1,330	*	Continental Building Products Inc	28
1,704		Crane Co	107
366	*	CSW Industrials, Inc	12
1,041		Cubic Corp	49
6,385		Cummins, Inc	818
1,822		Curtiss-Wright Corp	166
24,483		Danaher Corp	1,919
12,802	e	Deere & Co	1,093
2,609	*	DigitalGlobe, Inc	72
5,224		Donaldson Co, Inc	195
932		Douglas Dynamics, Inc	30
6,363		Dover Corp	469
485	*	Ducommun, Inc	11
567	*	DXP Enterprises, Inc	16
1,212	*	Dycom Industries, Inc	99
535		Dynamic Materials Corp	6
18,682		Eaton Corp	1,228
2,145		EMCOR Group, Inc	128
26,225		Emerson Electric Co	1,430
840		Encore Wire Corp	31
648	*,e	Energous Corp	13
979	*,e	Energy Recovery, Inc	16
1,774		EnerSys	123
788		Engility Holdings, Inc	25
882		EnPro Industries, Inc	50
1,174		ESCO Technologies, Inc	54
1,198	*	Esterline Technologies Corp	91
11,852		Fastenal Co	495
2,645		Federal Signal Corp	35
5,526		Flowserve Corp	267
5,770		Fluor Corp	296
11,983		Fortive Corp	610
6,328		Fortune Brands Home & Security, Inc	368
1,399		Franklin Electric Co, Inc	57
635		Freightcar America, Inc	9
633	*,e	FuelCell Energy, Inc	3
1,317	e	GATX Corp	59
277	*	Gencor Industries, Inc	3
2,688	*	Generac Holdings, Inc	98

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,068		General Cable Corp	$31
9,861		General Dynamics Corp	1,530
374,098		General Electric Co	11,081
1,331	*	Gibraltar Industries, Inc	49
870		Global Brass & Copper Holdings, Inc	25
288	*	GMS, Inc	6
903		Gorman-Rupp Co	23
2,290		Graco, Inc	169
470		Graham Corp	9
1,667		Granite Construction, Inc	83
3,079	*	Great Lakes Dredge & Dock Corp	11
1,206	e	Greenbrier Cos, Inc	43
1,574		Griffon Corp	27
1,293		H&E Equipment Services, Inc	22
3,556		Harsco Corp	35
797	*	HC2 Holdings, Inc	4
7,822	*	HD Supply Holdings, Inc	250
816		HEICO Corp	56
1,610		HEICO Corp (Class A)	97
981	*	Herc Holdings, Inc	33
3,542		Hexcel Corp	157
2,415		Hillenbrand, Inc	76
30,927		Honeywell International, Inc	3,606
2,088		Hubbell, Inc	225
1,806		Huntington Ingalls	277
316		Hurco Cos, Inc	9
404		Hyster-Yale Materials Handling, Inc	24
3,071		IDEX Corp	287
298	*	IES Holdings, Inc	5
11,984		Illinois Tool Works, Inc	1,436
10,375		Ingersoll-Rand plc	705
716		Insteel Industries, Inc	26
3,749		ITT, Inc	134
4,960	*	Jacobs Engineering Group, Inc	257
1,200		John Bean Technologies Corp	85
3,945		Joy Global, Inc	109
433		Kadant, Inc	23
1,238		Kaman Corp	54
6,104		KBR, Inc	92
3,241		Kennametal, Inc	94
1,479	*,e	KEYW Holding Corp	16
2,122	*	KLX, Inc	75
1,860	*	Kratos Defense & Security Solutions, Inc	13
3,022		L-3 Communications Holdings, Inc	455
246	*	Lawson Products, Inc	4
763	*	Layne Christensen Co	6
1,542		Lennox International, Inc	242
2,461		Lincoln Electric Holdings, Inc	154
495	e	Lindsay Corp	37
10,315		Lockheed Martin Corp	2,473
1,293		LSI Industries, Inc	14
674	*	Lydall, Inc	34
5,733		Manitowoc Co, Inc	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,214	*	Manitowoc Foodservice, Inc	$85
13,761		Masco Corp	472
1,317	*	Masonite International Corp	82
2,813	*	Mastec, Inc	84
1,540	*	Mercury Systems, Inc	38
3,592	*	Meritor, Inc	40
2,342	*	Middleby Corp	289
623	*	Milacron Holdings Corp	10
446		Miller Industries, Inc	10
1,285	*	Moog, Inc (Class A)	76
4,196	*	MRC Global, Inc	69
1,960		MSC Industrial Direct Co (Class A)	144
2,210		Mueller Industries, Inc	72
6,380		Mueller Water Products, Inc (Class A)	80
881	*	MYR Group, Inc	26
206	e	National Presto Industries, Inc	18
2,058	*,e	Navistar International Corp	47
1,244	*	NCI Building Systems, Inc	18
210	*	Neff Corp	2
822		NN, Inc	15
2,239		Nordson Corp	223
6,799		Northrop Grumman Corp	1,455
4,328	*	NOW, Inc	93
291	*	NV5 Holdings, Inc	9
117		Omega Flex, Inc	4
2,156		Orbital ATK, Inc	164
1,499	*	Orion Marine Group, Inc	10
2,888		Oshkosh Truck Corp	162
4,750		Owens Corning, Inc	254
13,860		Paccar, Inc	815
5,536		Parker Hannifin Corp	695
603	*	Patrick Industries, Inc	37
6,885		Pentair plc	442
1,847	*	PGT, Inc	20
7,340	*,e	Plug Power, Inc	13
738	*	Ply Gem Holdings, Inc	10
416		Powell Industries, Inc	17
193	*,e	Power Solutions International, Inc	2
96		Preformed Line Products Co	4
1,452		Primoris Services Corp	30
1,003	*	Proto Labs, Inc	60
1,522		Quanex Building Products Corp	26
6,405	*	Quanta Services, Inc	179
1,477		Raven Industries, Inc	34
12,144		Raytheon Co	1,653
670	*	RBC Bearings, Inc	51
1,842		Regal-Beloit Corp	110
3,742	*	Rexnord Corp	80
5,215		Rockwell Automation, Inc	638
5,153		Rockwell Collins, Inc	435
4,028		Roper Industries, Inc	735
257	*,e	Rush Enterprises, Inc	6
1,200	*	Rush Enterprises, Inc (Class A)	29

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,742		Simpson Manufacturing Co, Inc	$77
471	*	SiteOne Landscape Supply, Inc	17
2,268		Snap-On, Inc	345
2,622	*,e	SolarCity Corp	51
460	*	Sparton Corp	12
5,435	*	Spirit Aerosystems Holdings, Inc (Class A)	242
1,707	*	SPX Corp	34
1,454	*	SPX FLOW, Inc	45
537		Standex International Corp	50
6,041		Stanley Works	743
1,027		Sun Hydraulics Corp	33
2,625	*,e	Sunrun, Inc	17
150		Supreme Industries, Inc	3
2,195	*,e	Taser International, Inc	63
1,266	*	Teledyne Technologies, Inc	137
421		Tennant Co	27
4,378		Terex Corp	111
967	e	Textainer Group Holdings Ltd	7
10,686		Textron, Inc	425
431	*,e	The ExOne Company	7
1,423	*	Thermon Group Holdings	28
2,921		Timken Co	103
1,841		Titan International, Inc	19
784	*	Titan Machinery, Inc	8
4,000		Toro Co	187
2,078	*	TransDigm Group, Inc	601
1,211	*	Trex Co, Inc	71
1,999	*	Trimas Corp	37
6,168		Trinity Industries, Inc	149
1,507		Triton International Ltd	20
2,084		Triumph Group, Inc	58
1,399	*	Tutor Perini Corp	30
3,677	*	United Rentals, Inc	289
31,495		United Technologies Corp	3,200
1,705	*	Univar, Inc	37
818		Universal Forest Products, Inc	81
3,746	*	USG Corp	97
874		Valmont Industries, Inc	118
455	*	Vectrus, Inc	7
365	*	Veritiv Corp	18
1,023	*	Vicor Corp	12
2,196		W.W. Grainger, Inc	494
2,666	*	Wabash National Corp	38
2,193	*	WABCO Holdings, Inc	249
1,001		Watsco, Inc	141
1,120		Watts Water Technologies, Inc (Class A)	73
1,764	*	WESCO International, Inc	108
3,424	e	Westinghouse Air Brake Technologies Corp	280
67	*	Willis Lease Finance Corp	2
1,858		Woodward Governor Co	116
7,408		Xylem, Inc	389

		TOTAL CAPITAL GOODS	68,943

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
2,371		ABM Industries, Inc	$94
2,247		Acacia Research (Acacia Technologies)	15
4,335	*	ACCO Brands Corp	42
1,730	*	Advisory Board Co	77
407	*,e	Aqua Metals, Inc	4
2,166	*	ARC Document Solutions, Inc	8
383		Barrett Business Services, Inc	19
1,868		Brady Corp (Class A)	65
1,853		Brink’s Co	69
1,375	*	Casella Waste Systems, Inc (Class A)	14
2,160	*	CBIZ, Inc	24
1,407		CEB, Inc	77
948		Ceco Environmental Corp	11
3,532		Cintas Corp	398
2,163	*	Clean Harbors, Inc	104
586	*,e	Cogint, Inc	3
4,068	*	Copart, Inc	218
4,991	e	Covanta Holding Corp	77
364	*	CRA International, Inc	10
1,720		Deluxe Corp	115
1,372		Dun & Bradstreet Corp	187
6,139	*,m	Dyax Corp	7
1,051		Ennis, Inc	18
4,763		Equifax, Inc	641
1,364		Essendant, Inc	28
1,051		Exponent, Inc	54
419	*	Franklin Covey Co	7
1,716	*	FTI Consulting, Inc	76
841		G & K Services, Inc (Class A)	80
645	*	GP Strategies Corp	16
2,955		Healthcare Services Group	117
858		Heidrick & Struggles International, Inc	16
555	*	Heritage-Crystal Clean, Inc	7
1,891		Herman Miller, Inc	54
1,049	*	Hill International, Inc	5
1,783		HNI Corp	71
896	*	Huron Consulting Group, Inc	54
892	*	ICF International, Inc	39
1,756	*	Innerworkings, Inc	17
649		Insperity, Inc	47
2,666		Interface, Inc	44
5,704		KAR Auction Services, Inc	246
1,192		Kelly Services, Inc (Class A)	23
1,045		Kforce, Inc	21
139		Kimball International, Inc (Class B)	2
1,970		Knoll, Inc	45
2,239		Korn/Ferry International	47
2,932		Manpower, Inc	212
1,317		Matthews International Corp (Class A)	80
1,113		McGrath RentCorp	35
757	*	Mistras Group, Inc	18
1,928		Mobile Mini, Inc	58

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,290		MSA Safety, Inc	$75
514		Multi-Color Corp	34
1,969	*	Navigant Consulting, Inc	40
14,557		Nielsen NV	780
563	*	NL Industries, Inc	2
2,194	*	On Assignment, Inc	80
7,788		Pitney Bowes, Inc	141
1,198		Quad Graphics, Inc	32
8,605		R.R. Donnelley & Sons Co	135
9,767		Republic Services, Inc	493
1,664		Resources Connection, Inc	25
4,841		Robert Half International, Inc	183
3,980		Rollins, Inc	116
2,316	*	RPX Corp	25
672	*	SP Plus Corp	17
2,666		Steelcase, Inc (Class A)	37
3,188	*	Stericycle, Inc	255
1,231	*	Team, Inc	40
2,577		Tetra Tech, Inc	91
2,191	*	TransUnion	76
689	*	TRC Cos, Inc	6
1,734	*	TriNet Group, Inc	37
1,757	*	TrueBlue, Inc	40
624		Unifirst Corp	82
928		US Ecology, Inc	42
6,094	*	Verisk Analytics, Inc	495
871		Viad Corp	32
410		VSE Corp	14
1,558	*	WageWorks, Inc	95
18,171		Waste Management, Inc	1,159
1,907		West Corp	42

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	8,537

CONSUMER DURABLES & APPAREL - 1.5%
653	e	Arctic Cat, Inc	10
383		Bassett Furniture Industries, Inc	9
970	*	Beazer Homes USA, Inc	11
3,502		Brunswick Corp	171
3,105		CalAtlantic Group, Inc	104
3,897		Callaway Golf Co	45
2,076		Carter’s, Inc	180
352	*	Cavco Industries, Inc	35
649	*	Century Communities, Inc	14
11,556		Coach, Inc	422
798		Columbia Sportswear Co	45
1,700	*	CROCS, Inc	14
269		CSS Industries, Inc	7
447		Culp, Inc	13
1,333	*	Deckers Outdoor Corp	79
13,218		DR Horton, Inc	399
458		Escalade, Inc	6
1,079		Ethan Allen Interiors, Inc	34
131		Flexsteel Industries, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,713	*	Fossil Group, Inc	$48
4,616	*	Garmin Ltd	222
1,666	*	G-III Apparel Group Ltd	49
4,066	*,e	GoPro, Inc	68
992	*	Green Brick Partners, Inc	8
15,625		Hanesbrands, Inc	395
2,760		Harman International Industries, Inc	233
4,413		Hasbro, Inc	350
1,152	*	Helen of Troy Ltd	99
359		Hooker Furniture Corp	9
4,761	*,e	Hovnanian Enterprises, Inc (Class A)	8
2,023	*	Iconix Brand Group, Inc	16
844	*	Installed Building Products Inc	30
1,204	*	iRobot Corp	53
816	*,e	Jakks Pacific, Inc	7
232		Johnson Outdoors, Inc	8
5,284	*	Kate Spade & Co	91
3,463		KB Home	56
2,017		La-Z-Boy, Inc	50
5,497		Leggett & Platt, Inc	251
420		Lennar Corp (B Shares)	14
7,356		Lennar Corp (Class A)	311
624	*,e	LGI Homes, Inc	23
847		Libbey, Inc	15
362		Lifetime Brands, Inc	5
4,017	*	Lululemon Athletica, Inc	245
862	*	M/I Homes, Inc	20
776	*	Malibu Boats Inc	12
441		Marine Products Corp	4
13,559		Mattel, Inc	411
302		MCBC Holdings, Inc	3
1,639		MDC Holdings, Inc	42
1,569	*	Meritage Homes Corp	54
6,578	*	Michael Kors Holdings Ltd	308
2,498	*	Mohawk Industries, Inc	500
638		Movado Group, Inc	14
182		Nacco Industries, Inc (Class A)	12
1,389	*	Nautilus, Inc	32
556	*,e	New Home Co Inc	6
19,136		Newell Rubbermaid, Inc	1,008
53,867		Nike, Inc (Class B)	2,836
133	*	NVR, Inc	218
621		Oxford Industries, Inc	42
546	*	Perry Ellis International, Inc	11
3,339		Phillips-Van Heusen Corp	369
2,458	e	Polaris Industries, Inc	190
1,632		Pool Corp	154
14,030		Pulte Homes, Inc	281
2,365		Ralph Lauren Corp	239
1,607	*	Sequential Brands Group, Inc	13
5,202	*	Skechers U.S.A., Inc (Class A)	119
2,238	*,e	Smith & Wesson Holding Corp	59
2,386	*	Steven Madden Ltd	82

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

794		Sturm Ruger & Co, Inc	$46
295		Superior Uniform Group, Inc	6
1,381	*	Taylor Morrison Home Corp	24
2,208	*,e	Tempur-Pedic International, Inc	125
6,395	*	Toll Brothers, Inc	191
1,636	*	TopBuild Corp	54
6,138	*	TRI Pointe Homes, Inc	81
1,991		Tupperware Corp	130
7,517	*	Under Armour, Inc	255
7,579	*,e	Under Armour, Inc (Class A)	293
700	*	Unifi, Inc	21
585	*	Universal Electronics, Inc	44
1,001	*	Vera Bradley, Inc	15
13,663		VF Corp	766
649	*	Vince Holding Corp	4
2,174	*	Vista Outdoor, Inc	87
896	*	WCI Communities, Inc	21
378		Weyco Group, Inc	10
2,964		Whirlpool Corp	481
638	*,e	William Lyon Homes, Inc	12
3,989		Wolverine World Wide, Inc	92
1,093	*	Zagg, Inc	9

		TOTAL CONSUMER DURABLES & APPAREL	14,075

CONSUMER SERVICES - 2.1%
675	*	American Public Education, Inc	13
1,504	*	Apollo Group, Inc (Class A)	12
8,896		ARAMARK Holdings Corp	338
650	*	Ascent Media Corp (Series A)	15
2,607	*	Belmond Ltd.	33
915	*	BJ’s Restaurants, Inc	33
4,131		Bloomin’ Brands, Inc	71
538		Bob Evans Farms, Inc	21
353	*	Bojangles’, Inc	6
3,388	*	Boyd Gaming Corp	67
877	*	Bridgepoint Education, Inc	6
1,504	*	Bright Horizons Family Solutions	101
2,294		Brinker International, Inc	116
800	*	Buffalo Wild Wings, Inc	113
2,101	*,e	Caesars Acquisition Co	26
1,990	*,e	Caesars Entertainment Corp	15
428		Capella Education Co	25
3,103	*	Career Education Corp	21
16,635		Carnival Corp	812
741		Carriage Services, Inc	18
1,619	*	Carrols Restaurant Group, Inc	21
1,867		Cheesecake Factory	93
3,194	*,e	Chegg, Inc	23
1,147	*	Chipotle Mexican Grill, Inc (Class A)	486
1,471		Choice Hotels International, Inc	66
595		Churchill Downs, Inc	87
751	*	Chuy’s Holdings, Inc	21
2,643		ClubCorp Holdings, Inc	38

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

328		Collectors Universe	$6
789	e	Cracker Barrel Old Country Store, Inc	104
4,906		Darden Restaurants, Inc	301
1,563	*	Dave & Buster’s Entertainment, Inc	61
1,033	*	Del Frisco’s Restaurant Group, Inc	14
317	*	Del Taco Restaurants, Inc	4
3,544	*	Denny’s Corp	38
2,577	e	DeVry Education Group, Inc	59
740		DineEquity, Inc	59
2,082		Domino’s Pizza, Inc	316
3,806	e	Dunkin Brands Group, Inc	198
809	*,e	El Pollo Loco Holdings, Inc	10
1,192	*,e	Eldorado Resorts, Inc	17
2,534		Extended Stay America, Inc	36
1,193	*	Fiesta Restaurant Group, Inc	29
217	*	Fogo De Chao, Inc	2
412		Golden Entertainment, Inc	5
179		Graham Holdings Co	86
1,857	*	Grand Canyon Education, Inc	75
8,637	e	H&R Block, Inc	200
480	*,e	Habit Restaurants, Inc	7
21,771		Hilton Worldwide Holdings, Inc	499
5,091	*	Houghton Mifflin Harcourt Co	68
900	*,e	Hyatt Hotels Corp	44
3,625		International Game Technology plc	88
1,188		International Speedway Corp (Class A)	40
4,720		Interval Leisure Group, Inc	81
634	*	Intrawest Resorts Holdings Inc	10
1,142	*	Isle of Capri Casinos, Inc	25
596	*	J Alexander’s Holdings, Inc	6
1,344		Jack in the Box, Inc	129
649	*,e	Jamba, Inc	7
1,518	*	K12, Inc	22
343	*,e	Kona Grill, Inc	4
3,967	*	La Quinta Holdings, Inc	44
14,909		Las Vegas Sands Corp	858
203		Liberty Tax, Inc	3
3,463	*,e	LifeLock, Inc	59
608	*	Lindblad Expeditions Holdings, Inc	5
754	*	Luby’s, Inc	3
840		Marcus Corp	21
13,111		Marriott International, Inc (Class A)	883
924		Marriott Vacations Worldwide Corp	68
35,777		McDonald’s Corp	4,127
18,855	*	MGM Resorts International	491
388	*	Monarch Casino & Resort, Inc	10
133	*	Nathan’s Famous, Inc	7
400	*,e	Noodles & Co	2
6,600	*	Norwegian Cruise Line Holdings Ltd	249
939	*	Panera Bread Co (Class A)	183
1,121		Papa John’s International, Inc	88
3,355	*	Penn National Gaming, Inc	46
2,455	*	Pinnacle Entertainment, Inc	30

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

661	*	Planet Fitness, Inc	$13
894	*	Popeyes Louisiana Kitchen, Inc	48
946	*	Potbelly Corp	12
638	*	Red Lion Hotels Corp	5
600	*	Red Robin Gourmet Burgers, Inc	27
618		Red Rock Resorts, Inc	15
282	*	Regis Corp	4
6,692		Royal Caribbean Cruises Ltd	502
3,070	*	Ruby Tuesday, Inc	8
1,588		Ruth’s Chris Steak House, Inc	22
1,968	*	Scientific Games Corp (Class A)	22
2,991		SeaWorld Entertainment, Inc	40
7,755		Service Corp International	206
5,597	*	ServiceMaster Global Holdings, Inc	188
645	*,e	Shake Shack, Inc	22
2,963		Six Flags Entertainment Corp	159
1,512		Sonic Corp	40
2,146		Sotheby’s (Class A)	82
581		Speedway Motorsports, Inc	10
57,852		Starbucks Corp	3,132
57	*	Steak N Shake Co	25
491	*	Strayer Education, Inc	23
3,813		Summit Hotel Properties, Inc	50
2,438		Texas Roadhouse, Inc (Class A)	95
1,428		Vail Resorts, Inc	224
1,142	*,e	Weight Watchers International, Inc	12
8,703		Wendy’s	94
657		Wingstop, Inc	19
4,383		Wyndham Worldwide Corp	295
3,311		Wynn Resorts Ltd	323
15,575		Yum! Brands, Inc	1,414
805	*,e	Zoe’s Kitchen, Inc	18

		TOTAL CONSUMER SERVICES	19,673

DIVERSIFIED FINANCIALS - 4.1%
2,230	*	Affiliated Managers Group, Inc	323
755		AG Mortgage Investment Trust	12
18,381		Ally Financial, Inc	358
2,339		Altisource Residential Corp	25
13,655		American Capital Agency Corp	267
32,609		American Express Co	2,088
6,314		Ameriprise Financial, Inc	630
41,157		Annaly Capital Management, Inc	432
4,519		Anworth Mortgage Asset Corp	22
2,842		Apollo Commercial Real Estate Finance, Inc	47
1,288		Ares Commercial Real Estate Corp	16
727	e	Arlington Asset Investment Corp (Class A)	11
1,518		ARMOUR Residential REIT, Inc	34
1,509		Artisan Partners Asset Management, Inc	41
269		Associated Capital Group, Inc	10
382		B. Riley Financial, Inc	5
42,413		Bank of New York Mellon Corp	1,691
247	*,e	BBX Capital Corp	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,642		BGC Partners, Inc (Class A)	$58
5,077		BlackRock, Inc	1,840
953		Calamos Asset Management, Inc (Class A)	7
20,864		Capital One Financial Corp	1,499
1,519		Capstead Mortgage Corp	14
3,057		CBOE Holdings, Inc	198
47,674		Charles Schwab Corp	1,505
6,703		Chimera Investment Corp	107
13,821		CME Group, Inc	1,445
853		Cohen & Steers, Inc	36
4,557		Colony Financial, Inc	83
4,206	*,e	Cowen Group, Inc	15
358	*,e	Credit Acceptance Corp	72
6,273		CYS Investments, Inc	55
118		Diamond Hill Investment Group, Inc	22
16,810		Discover Financial Services	951
1,860		Dynex Capital, Inc	14
11,575	*	E*TRADE Financial Corp	337
4,682		Eaton Vance Corp	183
978	*,e	Encore Capital Group, Inc	22
1,226	*	Enova International, Inc	12
1,452		Evercore Partners, Inc (Class A)	75
2,322	*	Ezcorp, Inc (Class A)	26
1,535		Factset Research Systems, Inc	249
3,877		Federated Investors, Inc (Class B)	115
2,248	e	Financial Engines, Inc	67
1,945		FirstCash, Inc	92
3,451	*	FNFV Group	43
14,449		Franklin Resources, Inc	514
1,532		Gain Capital Holdings, Inc	9
181		GAMCO Investors, Inc (Class A)	5
15,756		Goldman Sachs Group, Inc	2,541
1,775	*	Green Dot Corp	41
1,124		Greenhill & Co, Inc	26
1,379		Hannon Armstrong Sustainable Infrastructure Capital, Inc	32
517		Houlihan Lokey, Inc	13
2,624		Interactive Brokers Group, Inc (Class A)	93
4,806		IntercontinentalExchange Group, Inc	1,295
675	*	INTL FCStone, Inc	26
16,540		Invesco Ltd	517
4,617		Invesco Mortgage Capital, Inc	70
1,434		Investment Technology Group, Inc	25
25,458		iShares Russell 3000 Index Fund	3,263
2,991	*	iStar Financial, Inc	32
6,087		Janus Capital Group, Inc	85
1,997	*	KCG Holdings, Inc	31
1,570		Ladder Capital Corp	21
5,033	*	Ladenburg Thalmann Financial Services, Inc	12
5,370		Lazard Ltd (Class A)	195
4,116		Legg Mason, Inc	138
13,480	*,e	LendingClub Corp	83
13,604		Leucadia National Corp	259
3,491		LPL Financial Holdings, Inc	104

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,519		MarketAxess Holdings, Inc	$252
418		Marlin Business Services Corp	8
15,586		MFA Mortgage Investments, Inc	117
731		Moelis & Co	20
6,892		Moody’s Corp	746
58,512		Morgan Stanley	1,876
562		Morningstar, Inc	45
3,587		MSCI, Inc (Class A)	301
1,755	*	MTGE Investment Corp	30
4,646		NASDAQ OMX Group, Inc	314
13,657		Navient Corp	198
686		Nelnet, Inc (Class A)	28
8,336		New Residential Investment Corp	115
4,058	e	New York Mortgage Trust, Inc	24
959	*	NewStar Financial, Inc	9
8,498		Northern Trust Corp	578
8,006		NorthStar Asset Management Group, Inc	104
1,634		OM Asset Management plc	23
2,011	*,e	On Deck Capital, Inc	11
2,198	*	OneMain Holdings, Inc	68
448		Oppenheimer Holdings, Inc	6
387	e	Orchid Island Capital, Inc	4
2,603		PennyMac Mortgage Investment Trust	41
1,198	*	Pico Holdings, Inc	14
669	*	Piper Jaffray Cos	32
727	e	PJT Partners, Inc	20
1,888	*	PRA Group, Inc	65
527		Pzena Investment Management, Inc (Class A)	4
5,269		Raymond James Financial, Inc	307
3,160		Redwood Trust, Inc	45
231	*	Regional Management Corp	5
1,443	e	Resource Capital Corp	18
10,612		S&P Global, Inc	1,343
808	*	Safeguard Scientifics, Inc	10
3,870	*	Santander Consumer USA Holdings, Inc	47
5,102		SEI Investments Co	233
298		Silvercrest Asset Management Group, Inc	4
17,941	*	SLM Corp	134
10,643		SPDR Trust Series 1	2,302
9,612		Starwood Property Trust, Inc	216
16,104		State Street Corp	1,121
2,659	*	Stifel Financial Corp	102
33,978		Synchrony Financial	951
9,759		T Rowe Price Group, Inc	649
9,980		TD Ameritrade Holding Corp	352
1,255		Tiptree Financial, Inc	7
8,777		Two Harbors Investment Corp	75
1,285	e,m	United Development Funding IV	4
1,024		Virtu Financial, Inc	15
255		Virtus Investment Partners, Inc	25
8,295		Voya Financial, Inc	239
3,248		Waddell & Reed Financial, Inc (Class A)	59
1,871	e	Western Asset Mortgage Capital Corp	20

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

322		Westwood Holdings Group, Inc	$17
4,611	e	WisdomTree Investments, Inc	47
276	*,e	World Acceptance Corp	14

		TOTAL DIVERSIFIED FINANCIALS	38,003

ENERGY - 6.7%
4,200	*	Abraxas Petroleum Corp	7
99		Adams Resources & Energy, Inc	4
1,327		Alon USA Energy, Inc	11
22,684		Anadarko Petroleum Corp	1,437
6,765	*	Antero Resources Corp	182
15,738		Apache Corp	1,005
2,935		Archrock, Inc	38
624	e	Ardmore Shipping Corp	4
2,529	e	Atwood Oceanics, Inc	22
17,711		Baker Hughes, Inc	894
2,221	*,e	Bill Barrett Corp	12
1,469	e	Bristow Group, Inc	21
18,400		Cabot Oil & Gas Corp	475
1,309	*,e	California Resources Corp	16
4,954	*	Callon Petroleum Co	78
905	e	CARBO Ceramics, Inc	10
2,286	*	Carrizo Oil & Gas, Inc	93
8,023	*	Cheniere Energy, Inc	350
25,171	*,e	Chesapeake Energy Corp	158
76,450		Chevron Corp	7,868
3,804		Cimarex Energy Co	511
251	*,e	Clayton Williams Energy, Inc	21
3,211	*	Clean Energy Fuels Corp	14
5,406	*	Concho Resources, Inc	743
51,017		ConocoPhillips	2,218
9,664	e	Consol Energy, Inc	186
670	*	Contango Oil & Gas Co	7
3,512	*,e	Continental Resources, Inc	182
762	e	CVR Energy, Inc	10
852	*	Dawson Geophysical Co	7
2,390		Delek US Holdings, Inc	41
14,522	*,e	Denbury Resources, Inc	47
21,672	*	Devon Energy Corp	956
3,880		DHT Holdings, Inc	16
2,618	e	Diamond Offshore Drilling, Inc	46
2,958	*	Diamondback Energy, Inc	286
1,027	*,e	Dorian LPG Ltd	6
1,561	*	Dril-Quip, Inc	87
4,022		Energen Corp	232
11,576		Ensco plc	98
22,591		EOG Resources, Inc	2,185
1,448	*,e	EP Energy Corp	6
7,136		EQT Corp	518
891	*	Era Group, Inc	7
668		Evolution Petroleum Corp	4
6,012	*,e	EXCO Resources, Inc	6
1,467	*	Exterran Corp	23

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

169,550	d	Exxon Mobil Corp	$14,798
2,595	*	Fairmount Santrol Holdings, Inc	22
9,000	*	FMC Technologies, Inc	267
2,423	*	Forum Energy Technologies, Inc	48
1,468	e	Frank’s International NV	19
1,176	e	Frontline Ltd	8
1,757	e	GasLog Ltd	26
877	*,e	Gener8 Maritime, Inc	4
626	*	Geospace Technologies Corp	12
3,789		Golar LNG Ltd	80
1,490		Green Plains Renewable Energy, Inc	39
5,190	*	Gulfport Energy Corp	147
35,125		Halliburton Co	1,576
4,809	*	Helix Energy Solutions Group, Inc	39
4,028	e	Helmerich & Payne, Inc	271
11,685		Hess Corp	627
6,919		HollyFrontier Corp	170
1,338	*,e	Hornbeck Offshore Services, Inc	7
1,312	*	Independence Contract Drilling, Inc	7
61	*	Isramco, Inc	5
1,048	*,e	Jones Energy, Inc (Class A)	4
77,909		Kinder Morgan, Inc	1,802
6,492	*,e	Kosmos Energy LLC	42
5,583	*	Laredo Petroleum Holdings, Inc	72
35,161		Marathon Oil Corp	556
21,229		Marathon Petroleum Corp	862
3,403	*	Matador Resources Co	83
1,193	*	Matrix Service Co	22
9,887	*	McDermott International, Inc	50
7,011	e	Murphy Oil Corp	213
11,421		Nabors Industries Ltd	139
15,151		National Oilwell Varco, Inc	557
561	*	Natural Gas Services Group, Inc	14
3,582	e	Navios Maritime Acq Corp	5
8,207	*	Newfield Exploration Co	357
3,910	*	Newpark Resources, Inc	29
9,860	e	Noble Corp plc	63
17,585		Noble Energy, Inc	628
3,925	e	Nordic American Tanker Shipping	40
3,091	*,e	Northern Oil And Gas, Inc	8
6,505	*	Oasis Petroleum, Inc	75
31,220		Occidental Petroleum Corp	2,277
4,264		Oceaneering International, Inc	117
2,073	*	Oil States International, Inc	65
8,715		Oneok, Inc	448
836		Overseas Shipholding Group, Inc	9
656	*	Pacific Ethanol, Inc	5
648		Panhandle Oil and Gas, Inc (Class A)	11
1,291	*	Par Petroleum Corp	17
5,410	*	Parker Drilling Co	12
5,614	*	Parsley Energy, Inc	188
5,358		Patterson-UTI Energy, Inc	120
4,046	e	PBF Energy, Inc	92

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,898	*	PDC Energy, Inc	$127
620	*	PHI, Inc	11
18,407		Phillips 66	1,483
2,681	*	Pioneer Energy Services Corp	11
6,619		Pioneer Natural Resources Co	1,229
8,935		Questar Market Resources, Inc	175
8,003		Range Resources Corp	310
1,773	*	Renewable Energy Group, Inc	15
234	*	Rex American Resources Corp	20
4,670	*	Rice Energy, Inc	122
611	*	RigNet, Inc	9
843	*	Ring Energy, Inc	9
5,316		Rowan Cos plc	81
2,428	*,e	RPC, Inc	41
3,102	*	RSP Permian, Inc	120
2,020	*	Sanchez Energy Corp	18
56,635		Schlumberger Ltd	4,454
6,794		Scorpio Tankers, Inc	31
825	*,e	SEACOR Holdings, Inc	49
15,354	*,e	Seadrill Ltd	36
1,826		SemGroup Corp	65
2,365	e	Ship Finance International Ltd	35
2,861		SM Energy Co	110
20,086	*	Southwestern Energy Co	278
28,478		Spectra Energy Corp	1,217
6,374		Superior Energy Services	114
7,633	*,e	Synergy Resources Corp	53
6,552		Targa Resources Investments, Inc	322
2,010		Teekay Corp	15
3,273		Teekay Tankers Ltd (Class A)	8
1,519		Tesco Corp	12
4,846		Tesoro Corp	386
3,896	*	Tetra Technologies, Inc	24
2,198	e	Tidewater, Inc	6
12,872	e	Transocean Ltd (NYSE)	137
2,246	*	Unit Corp	42
2,430		US Silica Holdings Inc	113
19,256		Valero Energy Corp	1,021
1,693	*,e	W&T Offshore, Inc	3
37,057	*	Weatherford International Ltd	208
2,997		Western Refining, Inc	79
783	*	Westmoreland Coal Co	7
5,644	*,e	Whiting Petroleum Corp	49
1,880	*	Willbros Group, Inc	4
27,853		Williams Cos, Inc	856
2,866		World Fuel Services Corp	133
11,391	*	WPX Energy, Inc	150

		TOTAL ENERGY	62,100

FOOD & STAPLES RETAILING - 1.9%
1,108		Andersons, Inc	40
1,611		Casey’s General Stores, Inc	194
776	*	Chefs’ Warehouse Holdings, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

17,710		Costco Wholesale Corp	$2,701
43,682		CVS Health Corp	3,887
555		Ingles Markets, Inc (Class A)	22
38,919		Kroger Co	1,155
345	*,e	Natural Grocers by Vitamin C	4
1,392	*	Performance Food Group Co	35
821		Pricesmart, Inc	69
41,789	*	Rite Aid Corp	321
1,024	*,e	Smart & Final Stores, Inc	13
1,537		Spartan Stores, Inc	44
5,409	*	Sprouts Farmers Market, Inc	112
10,836	*	Supervalu, Inc	54
21,386		Sysco Corp	1,048
2,032	*	United Natural Foods, Inc	81
1,110	*	US Foods Holding Corp	26
292		Village Super Market (Class A)	9
34,899		Walgreens Boots Alliance, Inc	2,814
61,624		Wal-Mart Stores, Inc	4,444
145		Weis Markets, Inc	8
13,020	e	Whole Foods Market, Inc	369

		TOTAL FOOD & STAPLES RETAILING	17,459

FOOD, BEVERAGE & TOBACCO - 5.0%
827		AdvancePierre Foods Holdings, Inc	23
136		Alico, Inc	4
79,614		Altria Group, Inc	5,034
1,205	*,e	Amplify Snack Brands, Inc	20
23,418		Archer Daniels Midland Co	988
2,348		B&G Foods, Inc (Class A)	115
2,484	*	Blue Buffalo Pet Products, Inc	59
269	*,e	Boston Beer Co, Inc (Class A)	42
2,258		Brown-Forman Corp	112
7,882		Brown-Forman Corp (Class B)	374
5,711		Bunge Ltd	338
583		Calavo Growers, Inc	38
1,263	e	Cal-Maine Foods, Inc	49
7,702		Campbell Soup Co	421
199		Coca-Cola Bottling Co Consolidated	30
158,333		Coca-Cola Co	6,701
17,782		ConAgra Foods, Inc	838
6,748		Constellation Brands, Inc (Class A)	1,123
418	*	Craft Brewers Alliance, Inc	8
6,734	*	Darling International, Inc	91
3,987		Dean Foods Co	65
7,474		Dr Pepper Snapple Group, Inc	682
288	*	Farmer Bros Co	10
7,167	e	Flowers Foods, Inc	108
1,315		Fresh Del Monte Produce, Inc	79
901	*,e	Freshpet, Inc	8
24,033		General Mills, Inc	1,535
4,247	*	Hain Celestial Group, Inc	151
5,637		Hershey Co	539
10,672		Hormel Foods Corp	405

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,973		Ingredion, Inc	$396
649	*	Inventure Foods, Inc	6
614		J&J Snack Foods Corp	73
4,686		J.M. Smucker Co	635
368		John B. Sanfilippo & Son, Inc	19
10,180		Kellogg Co	789
24,085		Kraft Heinz Co	2,156
744		Lancaster Colony Corp	98
1,289	*	Landec Corp	17
179	*	Lifeway Foods, Inc	3
443		Limoneira Co	8
4,597		McCormick & Co, Inc	459
7,716		Mead Johnson Nutrition Co	610
476	e	Mgp Ingredients, Inc	19
7,066		Molson Coors Brewing Co (Class B)	776
60,723		Mondelez International, Inc	2,666
5,692	*	Monster Beverage Corp	836
505	*,e	National Beverage Corp	22
996	*	Omega Protein Corp	23
58,594		PepsiCo, Inc	6,373
63,053		Philip Morris International, Inc	6,130
2,436		Pilgrim’s Pride Corp	51
4,776		Pinnacle Foods, Inc	240
2,482	*	Post Holdings, Inc	192
845	*	Primo Water Corp	10
33,665		Reynolds American, Inc	1,587
822	e	Sanderson Farms, Inc	79
11	*	Seaboard Corp	38
365	*	Seneca Foods Corp	10
3,317		Snyder’s-Lance, Inc	111
889	*,e	Synutra International, Inc	4
716	e	Tootsie Roll Industries, Inc	26
2,265	*	TreeHouse Foods, Inc	198
11,968		Tyson Foods, Inc (Class A)	894
821		Universal Corp	48
3,813	e	Vector Group Ltd	82
6,835	*	WhiteWave Foods Co (Class A)	372

		TOTAL FOOD, BEVERAGE & TOBACCO	46,046

HEALTH CARE EQUIPMENT & SERVICES - 5.2%
338	*,e	AAC Holdings, Inc	6
1,018		Abaxis, Inc	53
59,600		Abbott Laboratories	2,520
1,560	*	Abiomed, Inc	201
3,023	*	Acadia Healthcare Co, Inc	150
3,073	*	Accuray, Inc	20
1,212		Aceto Corp	23
255	*	Addus HomeCare Corp	7
500	*,e	Adeptus Health, Inc	22
13,709		Aetna Inc	1,583
1,468	*,e	Air Methods Corp	46
3,570	*	Alere, Inc	154
2,989	*	Align Technology, Inc	280

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,667	*	Allscripts Healthcare Solutions, Inc	$101
380	*	Almost Family, Inc	14
1,243	*	Amedisys, Inc	59
368	*	American Renal Associates Holdings, Inc	7
7,145		AmerisourceBergen Corp	577
2,008	*	AMN Healthcare Services, Inc	64
2,211	*,e	Amsurg Corp	148
558		Analogic Corp	49
1,310	*	Angiodynamics, Inc	23
566	*	Anika Therapeutics, Inc	27
10,618		Anthem, Inc	1,331
1,615	*,e	athenahealth, Inc	204
1,229	*,e	AtriCure, Inc	19
24		Atrion Corp	10
480	*	Avinger, Inc	2
1,009	*	AxoGen, Inc	9
2,955		Bard (C.R.), Inc	663
20,277		Baxter International, Inc	965
8,515		Becton Dickinson & Co	1,530
2,663	*,e	BioScrip, Inc	8
1,148	*	BioTelemetry, Inc	21
54,538	*	Boston Scientific Corp	1,298
7,774	*	Brookdale Senior Living, Inc	136
1,496		Cantel Medical Corp	117
1,396	*	Capital Senior Living Corp	23
13,170		Cardinal Health, Inc	1,023
1,207	*	Cardiovascular Systems, Inc	29
1,380	*	Castlight Health, Inc	6
6,793	*	Centene Corp	455
11,877	*	Cerner Corp	733
4,212	*,e	Cerus Corp	26
584		Chemed Corp	82
10,387		Cigna Corp	1,354
504	*	Civitas Solutions, Inc	9
3,787	*,e	Community Health Systems, Inc	44
481	e	Computer Programs & Systems, Inc	13
1,529	*,e	ConforMIS, Inc	15
1,202		Conmed Corp	48
1,970		Cooper Cos, Inc	353
514	*	Corvel Corp	20
215	*	Cotiviti Holdings, Inc	7
1,273	*	Cross Country Healthcare, Inc	15
1,413		CryoLife, Inc	25
593	*	Cutera, Inc	7
943	*	Cynosure, Inc (Class A)	48
6,941	*	DaVita, Inc	459
9,201		DENTSPLY SIRONA, Inc	547
3,382	*	DexCom, Inc	296
1,886	*,e	Diplomat Pharmacy, Inc	53
8,599	*	Edwards Lifesciences Corp	1,037
3,300	*	Endologix, Inc	42
2,136		Ensign Group, Inc	43
221	*	Entellus Medical, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,853	*	Envision Healthcare Holdings, Inc	$175
560	*	Evolent Health, Inc	14
408	*	Exactech, Inc	11
25,659	*	Express Scripts Holding Co	1,810
1,865	*	GenMark Diagnostics, Inc	22
683	*	Glaukos Corp	26
2,899	*	Globus Medical, Inc	65
2,236	*	Haemonetics Corp	81
2,049	*	Halyard Health, Inc	71
12,631	*	HCA Holdings, Inc	955
1,772	*	HealthEquity, Inc	67
3,639		Healthsouth Corp	148
1,071	*	HealthStream, Inc	30
1,449	*	Healthways, Inc	38
3,257	*	Henry Schein, Inc	531
2,407		Hill-Rom Holdings, Inc	149
3,657	*	HMS Holdings Corp	81
11,558	*	Hologic, Inc	449
6,072		Humana, Inc	1,074
604	*	ICU Medical, Inc	76
3,501	*	Idexx Laboratories, Inc	395
5,953	*	IMS Health Holdings, Inc	187
672	*	Inogen Inc	40
2,425	*,e	Inovalon Holdings, Inc	36
2,452	*	Insulet Corp	100
1,266	*	Integer Holding Corp	27
1,248	*	Integra LifeSciences Holdings Corp	103
1,535	*	Intuitive Surgical, Inc	1,113
1,548		Invacare Corp	17
1,103	*,e	InVivo Therapeutics Holdings Corp	7
169	*,e	iRadimed Corp	3
312	*	IRIDEX Corp	5
1,032	*,e	K2M Group Holdings, Inc	18
3,505		Kindred Healthcare, Inc	36
4,244	*	Laboratory Corp of America Holdings	583
498		Landauer, Inc	22
562		LeMaitre Vascular, Inc	11
593	*	LHC Group, Inc	22
1,324	*	LifePoint Hospitals, Inc	78
1,019	*	Magellan Health Services, Inc	55
1,687	*	Masimo Corp	100
9,123		McKesson Corp	1,521
2,351	*	Medidata Solutions, Inc	131
3,789	*	MEDNAX, Inc	251
56,871		Medtronic plc	4,914
1,883		Meridian Bioscience, Inc	36
1,836	*	Merit Medical Systems, Inc	45
1,772	*	Molina Healthcare, Inc	103
447		National Healthcare Corp	29
357		National Research Corp	6
1,466	*	Natus Medical, Inc	58
1,566	*	Neogen Corp	88
984	*	Nevro Corp	103

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,348	*	Nobilis Health Corp	$4
2,085	*,e	Novocure Ltd	18
2,136	*	NuVasive, Inc	142
2,725	*	NxStage Medical, Inc	68
1,030	*	Omnicell, Inc	39
2,901	*	OraSure Technologies, Inc	23
861	*	Orthofix International NV	37
2,695		Owens & Minor, Inc	94
919	*	Oxford Immunotec Global plc	12
3,229	e	Patterson Cos, Inc	148
1,046	*	Penumbra, Inc	79
1,217	*	PharMerica Corp	34
1,297	*	Premier, Inc	42
915	*	Press Ganey Holdings, Inc	37
495	*	Providence Service Corp	24
1,960		Quality Systems, Inc	22
5,869		Quest Diagnostics, Inc	497
1,220	*	Quidel Corp	27
1,200	*	Quorum Health Corp	8
1,510	*	RadNet, Inc	11
5,765		Resmed, Inc	373
1,891	*,e	Rockwell Medical, Inc	13
2,673	*	RTI Biologics, Inc	8
569	*,e	Second Sight Medical Products, Inc	2
4,065	*	Select Medical Holdings Corp	55
1,177	*	Senseonics Holdings, Inc	5
1,958	*	Spectranetics Corp	49
11,407		St. Jude Medical, Inc	910
1,741	*	Staar Surgical Co	16
13,661		Stryker Corp	1,590
643	*	Surgery Partners, Inc	13
955	*	Surgical Care Affiliates, Inc	47
723	*	SurModics, Inc	22
480	*	Tandem Diabetes Care, Inc	4
2,827	*	Team Health Holdings, Inc	92
846	*,e	Teladoc, Inc	15
1,809		Teleflex, Inc	304
3,638	*	Tenet Healthcare Corp	82
1,189	*	TransEnterix, Inc	2
948	*	Triple-S Management Corp (Class B)	21
37,986		UnitedHealth Group, Inc	5,318
2,394		Universal American Corp	18
3,547		Universal Health Services, Inc (Class B)	437
209		US Physical Therapy, Inc	13
149		Utah Medical Products, Inc	9
3,935	*	Varian Medical Systems, Inc	392
441	*	Vascular Solutions, Inc	21
3,169	*	VCA Antech, Inc	222
3,977	*	Veeva Systems, Inc	164
594	*	Veracyte, Inc	5
960	*	Vocera Communications, Inc	16
1,857	*	WellCare Health Plans, Inc	217
2,759		West Pharmaceutical Services, Inc	206

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,246	*	Wright Medical Group NV	$104
1,444	*	Zeltiq Aesthetics, Inc	57
7,412		Zimmer Holdings, Inc	964

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	48,532

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
18,515		Avon Products, Inc	105
237	*	Central Garden & Pet Co	6
1,366	*	Central Garden and Pet Co (Class A)	34
10,460		Church & Dwight Co, Inc	501
5,271		Clorox Co	660
35,244		Colgate-Palmolive Co	2,613
2,027	e	Coty, Inc	48
2,330		Edgewell Personal Care Co	185
2,560		Energizer Holdings, Inc	128
8,638		Estee Lauder Cos (Class A)	765
3,010	*,e	Herbalife Ltd	187
4,123	*	HRG Group, Inc	65
735		Inter Parfums, Inc	24
14,638		Kimberly-Clark Corp	1,846
352	*	Lifevantage Corp	3
571		Medifast, Inc	21
325	e	Natural Health Trends Corp	9
537		Nature’s Sunshine Products, Inc	9
2,285		Nu Skin Enterprises, Inc (Class A)	148
364	*	Nutraceutical International Corp	11
255		Oil-Dri Corp of America	10
289	e	Orchids Paper Products Co	8
108,168		Procter & Gamble Co	9,708
480	*	Revlon, Inc (Class A)	18
1,021		Spectrum Brands, Inc	140
213	*	USANA Health Sciences, Inc	29
577		WD-40 Co	65

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	17,346

INSURANCE - 4.0%
16,145		Aflac, Inc	1,160
599	*	Alleghany Corp	315
3,629		Allied World Assurance Co Holdings Ltd	147
15,190		Allstate Corp	1,051
1,490	*	AMBAC Financial Group, Inc	27
2,947		American Equity Investment Life Holding Co	52
2,826		American Financial Group, Inc	212
44,915		American International Group, Inc	2,665
284		American National Insurance Co	35
810		Amerisafe, Inc	48
3,256		Amtrust Financial Services, Inc	87
10,732		Aon plc	1,207
4,579	*	Arch Capital Group Ltd	363
1,301		Argo Group International Holdings Ltd	73
7,108		Arthur J. Gallagher & Co	362
2,585		Aspen Insurance Holdings Ltd	120
2,573		Assurant, Inc	237

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,264		Assured Guaranty Ltd	$146
493	*	Atlas Financial Holdings, Inc	8
3,814		Axis Capital Holdings Ltd	207
422		Baldwin & Lyons, Inc (Class B)	11
76,777	*	Berkshire Hathaway, Inc (Class B)	11,092
265	e	Blue Capital Reinsurance Holdings Ltd	5
4,884		Brown & Brown, Inc	184
18,730		Chubb Ltd	2,353
6,194		Cincinnati Financial Corp	467
2,162	*	Citizens, Inc (Class A)	20
1,136		CNA Financial Corp	39
7,386		Conseco, Inc	113
723		Crawford & Co (Class B)	8
406		Donegal Group, Inc (Class A)	7
746	*	eHealth, Inc	8
252		EMC Insurance Group, Inc	7
1,381		Employers Holdings, Inc	41
2,654		Endurance Specialty Holdings Ltd	174
469	*	Enstar Group Ltd	77
806		Erie Indemnity Co (Class A)	82
1,629		Everest Re Group Ltd	309
441		FBL Financial Group, Inc (Class A)	28
485		Federated National Holding Co	9
471	e	Fidelity & Guaranty Life	11
4,423		First American Financial Corp	174
10,872		FNF Group	401
21,064	*	Genworth Financial, Inc (Class A)	105
1,299	*	Greenlight Capital Re Ltd (Class A)	27
368	*	Hallmark Financial Services	4
1,754		Hanover Insurance Group, Inc	132
15,739		Hartford Financial Services Group, Inc	674
290		HCI Group, Inc	9
1,074		Heritage Insurance Holdings, Inc	15
1,816		Horace Mann Educators Corp	67
392		Independence Holding Co	7
439		Infinity Property & Casualty Corp	36
62		Investors Title Co	6
597		James River Group Holdings Ltd	22
1,401		Kemper Corp	55
9,834		Lincoln National Corp	462
11,380		Loews Corp	468
2,294		Maiden Holdings Ltd	29
544	*	Markel Corp	505
21,208		Marsh & McLennan Cos, Inc	1,426
3,498	*	MBIA, Inc	27
1,146		Mercury General Corp	63
37,856		Metlife, Inc	1,682
1,991		National General Holdings Corp	44
224		National Interstate Corp	7
92		National Western Life Group, Inc	19
460		Navigators Group, Inc	45
10,025		Old Republic International Corp	177
823		OneBeacon Insurance Group Ltd (Class A)	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

378	*,e	Patriot National, Inc	$3
1,934	e	Primerica, Inc	103
10,681		Principal Financial Group	550
1,787		ProAssurance Corp	94
23,542		Progressive Corp	742
18,062		Prudential Financial, Inc	1,475
2,540		Reinsurance Group of America, Inc (Class A)	274
1,702		RenaissanceRe Holdings Ltd	205
1,544		RLI Corp	106
591		Safety Insurance Group, Inc	40
2,545		Selective Insurance Group, Inc	101
630		State Auto Financial Corp	15
1,279		State National Cos, Inc	14
1,090		Stewart Information Services Corp	48
2,745	*	Third Point Reinsurance Ltd	33
4,709		Torchmark Corp	301
11,887		Travelers Cos, Inc	1,362
703	*,e	Trupanion, Inc	12
417	*	United America Indemnity Ltd	12
1,001		United Fire & Casualty Co	42
739		United Insurance Holdings Corp	13
1,340	e	Universal Insurance Holdings, Inc	34
9,851		UnumProvident Corp	348
3,104		Validus Holdings Ltd	155
3,784		W.R. Berkley Corp	219
177		White Mountains Insurance Group Ltd	147
11,489		XL Group Ltd	386

		TOTAL INSURANCE	37,101

MATERIALS - 3.4%
1,236		A. Schulman, Inc	36
185		AEP Industries, Inc	20
7,861		Air Products & Chemicals, Inc	1,182
9,246	*	AK Steel Holding Corp	45
4,639		Albemarle Corp	397
53,925		Alcoa, Inc	547
4,614	e	Allegheny Technologies, Inc	83
1,339		American Vanguard Corp	22
2,561		Aptargroup, Inc	198
2,572		Ashland Global Holdings, Inc	298
3,690		Avery Dennison Corp	287
6,300	*	Axalta Coating Systems Ltd	178
1,365		Balchem Corp	106
6,862		Ball Corp	562
3,500		Bemis Co, Inc	179
4,981	*	Berry Plastics Group, Inc	218
1,581	*	Boise Cascade Co	40
2,534		Cabot Corp	133
2,460		Calgon Carbon Corp	37
1,911		Carpenter Technology Corp	79
5,780		Celanese Corp (Series A)	385
2,103	*	Century Aluminum Co	15
9,471		CF Industries Holdings, Inc	231

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

284		Chase Corp	$20
7,648		Chemours Co	122
2,635	*	Chemtura	86
724	*	Clearwater Paper Corp	47
5,917	*,e	Cliffs Natural Resources, Inc	35
1,314	*	Codexis, Inc	6
5,932	*	Coeur Mining, Inc	70
4,728		Commercial Metals Co	77
1,427	e	Compass Minerals International, Inc	105
5,210	*	Crown Holdings, Inc	297
439		Deltic Timber Corp	30
2,575		Domtar Corp	96
45,443		Dow Chemical Co	2,355
1,937		Eagle Materials, Inc	150
5,946		Eastman Chemical Co	402
10,597		Ecolab, Inc	1,290
35,419		EI du Pont de Nemours & Co	2,372
3,191	*	Ferro Corp	44
2,943		Ferroglobe plc	27
1,776	*,e	Flotek Industries, Inc	26
5,538		FMC Corp	268
50,092		Freeport-McMoRan Copper & Gold, Inc (Class B)	544
954		FutureFuel Corp	11
3,109	*	GCP Applied Technologies, Inc	88
2,189	*	Gold Resource Corp	16
13,219		Graphic Packaging Holding Co	185
1,060		Greif, Inc (Class A)	53
2,060		H.B. Fuller Co	96
137	*	Handy & Harman Ltd	3
459		Hawkins, Inc	20
501		Haynes International, Inc	19
3,320	*	Headwaters, Inc	56
14,849		Hecla Mining Co	85
8,201		Huntsman Corp	133
1,764	*	Ingevity Corp	81
803		Innophos Holdings, Inc	31
974		Innospec, Inc	59
3,168		International Flavors & Fragrances, Inc	453
16,604		International Paper Co	797
722		Kaiser Aluminum Corp	62
3,552		Kapstone Paper and Packaging Corp	67
329		KMG Chemicals, Inc	9
850	*	Koppers Holdings, Inc	27
1,207	*	Kraton Polymers LLC	42
1,114	e	Kronos Worldwide, Inc	9
5,914	*	Louisiana-Pacific Corp	111
901	*,e	LSB Industries, Inc	8
14,137		LyondellBasell Industries AF S.C.A	1,140
2,614		Martin Marietta Materials, Inc	468
864		Materion Corp	27
1,470		Minerals Technologies, Inc	104
17,668		Monsanto Co	1,806
14,524		Mosaic Co	355

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

710	*	Multi Packaging Solutions International Ltd	$10
871		Myers Industries, Inc	11
685		Neenah Paper, Inc	54
302		NewMarket Corp	130
21,568		Newmont Mining Corp	847
13,088		Nucor Corp	647
6,869		Olin Corp	141
395		Olympic Steel, Inc	9
1,779	*	Omnova Solutions, Inc	15
6,677	*	Owens-Illinois, Inc	123
3,875		Packaging Corp of America	315
1,827		PH Glatfelter Co	40
5,829	*,e	Platform Specialty Products Corp	47
3,457		PolyOne Corp	117
10,819		PPG Industries, Inc	1,118
11,554		Praxair, Inc	1,396
529		Quaker Chemical Corp	56
1,744		Rayonier Advanced Materials, Inc	23
1,041	*	Real Industry, Inc	6
2,884		Reliance Steel & Aluminum Co	208
2,719		Royal Gold, Inc	211
5,399		RPM International, Inc	290
153	*	Ryerson Holding Corp	2
1,183		Schnitzer Steel Industries, Inc (Class A)	25
1,285		Schweitzer-Mauduit International, Inc	50
1,899		Scotts Miracle-Gro Co (Class A)	158
8,197		Sealed Air Corp	376
1,682		Sensient Technologies Corp	127
3,297		Sherwin-Williams Co	912
1,724		Silgan Holdings, Inc	87
16,272	*,m	Solutia, Inc	490
4,152		Sonoco Products Co	219
3,645	e	Southern Copper Corp (NY)	96
9,711		Steel Dynamics, Inc	243
834		Stepan Co	61
5,038	*	Stillwater Mining Co	67
1,850	*	Summit Materials, Inc	34
2,967		SunCoke Energy, Inc	24
11,807		Tahoe Resources, Inc	151
1,733		TimkenSteel Corp	18
970	*	Trecora Resources	11
1,164		Tredegar Corp	22
819		Trinseo S.A.	46
2,723		Tronox Ltd	26
66		United States Lime & Minerals, Inc	4
5,639	e	United States Steel Corp	106
545	*	US Concrete, Inc	25
3,064		Valspar Corp	325
5,489		Vulcan Materials Co	624
1,567		Westlake Chemical Corp	84
10,374		WestRock Co	503
1,910	*	Worthington Industries, Inc	92
2,838		WR Grace & Co	209

		TOTAL MATERIALS	31,199

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

MEDIA - 2.9%
922	e	AMC Entertainment Holdings, Inc	$29
2,276	*	AMC Networks, Inc	118
165		Cable One, Inc	96
1,014	*	Carmike Cinemas, Inc	33
16,376		CBS Corp (Class B)	896
3,461	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	8
8,155	*	Charter Communications, Inc	2,202
4,394		Cinemark Holdings, Inc	168
1,723		Clear Channel Outdoor Holdings, Inc (Class A)	10
97,844		Comcast Corp (Class A)	6,491
46	*,e	Daily Journal Corp	10
6,207	*,e	Discovery Communications, Inc (Class A)	167
9,763	*	Discovery Communications, Inc (Class C)	257
9,133	*	DISH Network Corp (Class A)	500
1,252		Entercom Communications Corp (Class A)	16
2,637		Entravision Communications Corp (Class A)	20
798	*,e	Eros International plc	12
2,606		EW Scripps Co (Class A)	41
4,815		Gannett Co, Inc	56
1,656	*	Global Eagle Entertainment, Inc	14
2,680	*	Gray Television, Inc	28
408	*,e	Hemisphere Media Group, Inc	5
2,551	*	Imax Corp	74
15,824		Interpublic Group of Cos, Inc	354
1,843		John Wiley & Sons, Inc (Class A)	95
428	*,e	Liberty Braves Group (Class A)	8
1,434	*	Liberty Braves Group (Class C)	25
1,046	*	Liberty Broadband Corp (Class A)	73
3,782	*	Liberty Broadband Corp (Class C)	270
1,072	*	Liberty Media Group (Class A)	31
2,092	*	Liberty Media Group (Class C)	59
3,755	*	Liberty SiriusXM Group (Class A)	128
7,586	*	Liberty SiriusXM Group (Class C)	253
4,001		Lions Gate Entertainment Corp	80
5,383	*	Live Nation, Inc	148
546	*	Loral Space & Communications, Inc	21
751	*	Madison Square Garden Co	127
2,109		MDC Partners, Inc	23
4,469	*	Media General, Inc	82
1,545		Meredith Corp	80
2,602	*	MSG Networks, Inc	48
2,714		National CineMedia, Inc	40
1,709		New Media Investment Group, Inc	27
3,590		New York Times Co (Class A)	43
15,732		News Corp	220
4,202		News Corp (Class B)	60
1,218	e	Nexstar Broadcasting Group, Inc (Class A)	70
9,450		Omnicom Group, Inc	803
888	*,e	Radio One, Inc	3
787	*	Reading International, Inc	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,573	e	Regal Entertainment Group (Class A)	$78
175		Saga Communications, Inc	8
1,212		Scholastic Corp	48
3,406		Scripps Networks Interactive (Class A)	216
2,721		Sinclair Broadcast Group, Inc (Class A)	79
73,731	*,e	Sirius XM Holdings, Inc	307
3,496	*	Starz-Liberty Capital	109
9,000		TEGNA, Inc	197
11,882		Thomson Corp	492
31,906		Time Warner, Inc	2,540
4,296		Time, Inc	62
322	*	Townsquare Media, Inc	3
3,225		Tribune Co	118
1,096	*	tronc, Inc	19
44,362		Twenty-First Century Fox, Inc	1,074
20,168		Twenty-First Century Fox, Inc (Class B)	499
411	e	Viacom, Inc	18
14,101		Viacom, Inc (Class B)	537
66,048		Walt Disney Co	6,133
1,509	e	World Wrestling Entertainment, Inc (Class A)	32

		TOTAL MEDIA	27,002

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.6%
65,895		AbbVie, Inc	4,156
3,739	*,e	Acadia Pharmaceuticals, Inc	119
987	*,e	Accelerate Diagnostics, Inc	27
1,131	*	Acceleron Pharma, Inc	41
1,583	*	AcelRx Pharmaceuticals, Inc	6
4,855	*	Achillion Pharmaceuticals, Inc	39
357	*	Aclaris Therapeutics, Inc	9
1,860	*	Acorda Therapeutics, Inc	39
711	*,e	Adamas Pharmaceuticals, Inc	12
147	*,e	Aduro Biotech, Inc	2
1,291	*,e	Advaxis, Inc	14
853	*	Adverum Biotechnologies, Inc	4
844	*	Aerie Pharmaceuticals, Inc	32
2,830	*,e	Agenus, Inc	20
527	*	Agile Therapeutics, Inc	4
13,455		Agilent Technologies, Inc	634
1,171	*,e	Agios Pharmaceuticals, Inc	62
1,095	*,e	Aimmune Therapeutics, Inc	16
1,027	*	Akebia Therapeutics, Inc	9
3,444	*	Akorn, Inc	94
1,060	*,e	Albany Molecular Research, Inc	17
1,914	*	Alder Biopharmaceuticals, Inc	63
8,854	*	Alexion Pharmaceuticals, Inc	1,085
5,962	*	Alkermes plc	280
16,080	*	Allergan plc	3,703
3,137	*	Alnylam Pharmaceuticals, Inc	213
1,423	*,e	AMAG Pharmaceuticals, Inc	35
30,533		Amgen, Inc	5,093
5,205	*	Amicus Therapeutics, Inc	39
1,331	*	Amphastar Pharmaceuticals, Inc	25

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,910	*,e	Ampio Pharmaceuticals, Inc	$1
1,289	*,e	Anavex Life Sciences Corp	5
292	*,e	ANI Pharmaceuticals, Inc	19
1,485	*,e	Anthera Pharmaceuticals, Inc	5
506	*	Applied Genetic Technologies Corp	5
670	*	Aptevo Therapeutics, Inc	2
1,104	*	Aratana Therapeutics, Inc	10
894	*	Ardelyx, Inc	12
9,609	*	Arena Pharmaceuticals, Inc	17
7,383	*	Ariad Pharmaceuticals, Inc	101
5,359	*,e	Array Biopharma, Inc	36
2,299	*,e	Arrowhead Research Corp	17
969	*,e	Atara Biotherapeutics, Inc	21
2,944	*,e	Athersys, Inc	6
189	*	Avexis, Inc	8
1,017	*,e	Axovant Sciences Ltd	14
408	*,e	Axsome Therapeutics, Inc	3
873	*,e	Bellicum Pharmaceuticals, Inc	17
3,132	*	BioCryst Pharmaceuticals, Inc	14
8,914	*	Biogen Idec, Inc	2,790
6,545	*	BioMarin Pharmaceutical, Inc	606
3,334	*	Bio-Path Holdings, Inc	5
732	*	Bio-Rad Laboratories, Inc (Class A)	120
213	*	Biospecifics Technologies Corp	10
1,525		Bio-Techne Corp	167
2,650	*	BioTime, Inc	10
1,530	*,e	Bluebird Bio, Inc	104
828	*	Blueprint Medicines Corp	25
67,904		Bristol-Myers Squibb Co	3,661
4,348		Bruker BioSciences Corp	98
1,384	*	Cambrex Corp	62
704	*,e	Cara Therapeutics Inc	6
3,683	*	Catalent, Inc	95
31,253	*	Celgene Corp	3,267
4,172	*	Celldex Therapeutics, Inc	17
412	*	Cellular Biomedicine Group, Inc	6
1,716	*,e	Cempra, Inc	42
3,076	*	Cepheid, Inc	162
1,993	*	Charles River Laboratories International, Inc	166
1,103	*	ChemoCentryx, Inc	7
1,747	*	Chimerix, Inc	10
1,180	*	ChromaDex Corp	4
448	*	Cidara Therapeutics, Inc	5
1,310	*,e	Clovis Oncology, Inc	47
1,216	*	Coherus Biosciences, Inc	33
551	*,e	Collegium Pharmaceutical, Inc	11
642	*	Concert Pharmaceuticals Inc	6
2,638	*,e	Corcept Therapeutics, Inc	17
4,829	*	Curis, Inc	13
1,140	*,e	Cytokinetics, Inc	10
849	*	CytomX Therapeutics, Inc	13
2,438	*,e	CytRx Corp	1
2,577	*,m	Depomed, Inc	67

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

851	*	Dermira, Inc	$29
476	*,e	Dimension Therapeutics, Inc	4
4,800	*	Durect Corp	7
1,590	*,e	Dynavax Technologies Corp	17
364	*,e	Eagle Pharmaceuticals, Inc	25
681	*,e	Edge Therapeutics, Inc	7
296	*	Editas Medicine, Inc	4
977	*	Egalet Corp	7
135	*	Eiger BioPharmaceuticals, Inc	2
39,789		Eli Lilly & Co	3,193
1,340	*	Emergent Biosolutions, Inc	42
648	*,e	Enanta Pharmaceuticals, Inc	17
8,355	*	Endo International plc	168
1,449	*,e	Endocyte, Inc	4
1,275	*	Enzo Biochem, Inc	6
1,664	*	Epizyme, Inc	16
554	*,e	Esperion Thereapeutics, Inc	8
4,001	*,e	Exact Sciences Corp	74
9,358	*	Exelixis, Inc	120
2,028	*	FibroGen, Inc	42
979	*	Five Prime Therapeutics, Inc	51
405	*,e	Flex Pharma, Inc	5
587	*	Flexion Therapeutics Inc	11
1,247	*	Fluidigm Corp	10
1,392	*,e	Fortress Biotech, Inc	4
507	*,e	Foundation Medicine, Inc	12
6,674	*	Galena Biopharma, Inc	2
810	*	Genomic Health, Inc	23
6,445	*,e	Geron Corp	15
53,981		Gilead Sciences, Inc	4,271
561	*,e	Global Blood Therapeutics, Inc	13
4,607	*,e	Halozyme Therapeutics, Inc	56
1,306	*,e	Heron Therapeutics, Inc	22
236	*	Heska Corp	13
6,621	*	Horizon Pharma plc	120
2,542	*,e	Idera Pharmaceuticals, Inc	7
1,240	*	Ignyta, Inc	8
5,955	*	Illumina, Inc	1,082
484	*	Immune Design Corp	4
3,866	*,e	Immunogen, Inc	10
3,543	*,e	Immunomedics, Inc	12
3,085	*	Impax Laboratories, Inc	73
1,711	*	INC Research Holdings, Inc	76
6,744	*	Incyte Corp	636
2,197	*,e	Infinity Pharmaceuticals, Inc	3
3,648		Innoviva, Inc	40
767	*,e	Inotek Pharmaceuticals Corp	7
2,690	*,e	Inovio Pharmaceuticals, Inc	25
2,595	*	Insmed, Inc	38
998	*,e	Insys Therapeutics, Inc	12
276	*,e	Intellia Therapeutics, Inc	5
673	*,e	Intercept Pharmaceuticals, Inc	111
1,040	*	Intersect ENT, Inc	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,415	*	Intra-Cellular Therapies, Inc	$22
2,310	*,e	Intrexon Corp	65
889	*,e	Invitae Corp	8
4,453	*,e	Ionis Pharmaceuticals, Inc	163
5,284	*	Ironwood Pharmaceuticals, Inc	84
111,671		Johnson & Johnson	13,192
2,598	*,e	Juno Therapeutics, Inc	78
988	*	Karyopharm Therapeutics, Inc	10
3,304	*,e	Keryx Biopharmaceuticals, Inc	18
1,606	*,e	Kite Pharma, Inc	90
486	*	La Jolla Pharmaceutical Co	12
1,137	*,e	Lannett Co, Inc	30
1,763	*,e	Lexicon Pharmaceuticals, Inc	32
773	*,e	Ligand Pharmaceuticals, Inc (Class B)	79
1,951	*,e	Lion Biotechnologies, Inc	16
653	*	Lipocine, Inc	3
550	*,e	Loxo Oncology, Inc	14
1,733	*	Luminex Corp	39
1,309	*	MacroGenics, Inc	39
4,483	*	Mallinckrodt plc	313
11,905	*,e	MannKind Corp	7
712	*	Medgenics, Inc	4
2,880	*	Medicines Co	109
1,230	*,e	MediciNova, Inc	9
112,793		Merck & Co, Inc	7,040
4,612	*,e	Merrimack Pharmaceuticals, Inc	29
1,054	*	Mettler-Toledo International, Inc	442
4,566	*,e	MiMedx Group, Inc	39
684	*,e	Minerva Neurosciences, Inc	10
332	*	Mirati Therapeutics, Inc	2
2,562	*	Momenta Pharmaceuticals, Inc	30
18,027	*	Mylan NV	687
480	*	MyoKardia, Inc	8
2,876	*,e	Myriad Genetics, Inc	59
460	*	NanoString Technologies, Inc	9
280	*,e	NantKwest, Inc	2
1,110	*,e	Natera, Inc	12
5,532	*	Nektar Therapeutics	95
2,201	*	NeoGenomics, Inc	18
564	*,e	Neos Therapeutics, Inc	4
3,617	*	Neurocrine Biosciences, Inc	183
866	*	NewLink Genetics Corp	13
11,296	*,e	Novavax, Inc	23
543	*,e	Ocular Therapeutix, Inc	4
1,496	*,e	Omeros Corp	17
542	*	OncoMed Pharmaceuticals, Inc	6
1,250	*	Ophthotech Corp	58
13,300	*,e	Opko Health, Inc	141
2,776	*,e	Organovo Holdings, Inc	11
807	e	Osiris Therapeutics, Inc	4
1,016	*	Otonomy, Inc	18
1,035	*	OvaScience, Inc	7
3,094	*,e	Pacific Biosciences of California, Inc	28

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,577	*	Pacira Pharmaceuticals, Inc	$54
529	*	Paratek Pharmaceuticals, Inc	7
1,994	*	Parexel International Corp	138
1,295	*	Patheon NV	38
7,108		PDL BioPharma, Inc	24
4,539		PerkinElmer, Inc	255
5,680		Perrigo Co plc	524
694	*	Pfenex, Inc	6
244,397		Pfizer, Inc	8,278
2,423	*	PharmAthene, Inc	7
638		Phibro Animal Health Corp	17
1,961	*	Portola Pharmaceuticals, Inc	45
926	*	PRA Health Sciences, Inc	52
2,249	*	Prestige Brands Holdings, Inc	109
2,427	*,e	Progenics Pharmaceuticals, Inc	15
282	*	Proteostasis Therapeutics, Inc	4
1,437	*,e	Prothena Corp plc	86
1,436	*,e	PTC Therapeutics, Inc	20
1,018	*	Puma Biotechnology, Inc	68
9,472	*	Qiagen NV (NASDAQ)	260
3,416	*	Quintiles Transnational Holdings, Inc	277
1,230	*,e	Radius Health, Inc	67
3,398	*	Raptor Pharmaceutical Corp	30
227	*,e	Reata Pharmaceuticals, Inc	6
3,164	*	Regeneron Pharmaceuticals, Inc	1,272
869	*	REGENXBIO, Inc	12
1,210	*,e	Regulus Therapeutics, Inc	4
1,493	*	Repligen Corp	45
1,469	*	Retrophin, Inc	33
670	*,e	Revance Therapeutics, Inc	11
3,471	*	Rigel Pharmaceuticals, Inc	13
1,100	*,e	Sage Therapeutics, Inc	51
3,004	*	Sangamo Biosciences, Inc	14
1,786	*,e	Sarepta Therapeutics, Inc	110
2,282	*	Sciclone Pharmaceuticals, Inc	23
4,085	*,e	Seattle Genetics, Inc	221
745	*,e	Seres Therapeutics, Inc	9
1,189	*,e	Sorrento Therapeutics, Inc	9
702	*,e	Spark Therapeutics, Inc	42
2,652	*	Spectrum Pharmaceuticals, Inc	12
414	*	Stemline Therapeutics, Inc	4
1,048	*	Sucampo Pharmaceuticals, Inc (Class A)	13
1,932	*	Supernus Pharmaceuticals, Inc	48
7,382	*,e	Synergy Pharmaceuticals, Inc	41
3,062	*,e	Synthetic Biologics, Inc	5
383	*,e	T2 Biosystems, Inc	3
1,333	*,e	Teligent, Inc	10
980	*	TESARO, Inc	98
1,526	*	Tetraphase Pharmaceuticals, Inc	6
1,516	*	TG Therapeutics, Inc	12
5,906	*,e	TherapeuticsMD, Inc	40
1,491	*,e	Theravance Biopharma, Inc	54
15,859		Thermo Electron Corp	2,523

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

770	*,e	Titan Pharmaceuticals, Inc	$5
390	*,e	Tobira Therapeutics, Inc	15
430	*,e	Tokai Pharmaceuticals, Inc	1
1,790	*	Trevena, Inc	12
1,190	*,e	Trovagene, Inc	5
1,517	*,e	Ultragenyx Pharmaceutical, Inc	108
1,741	*	United Therapeutics Corp	206
1,501	*	Vanda Pharmaceuticals, Inc	25
946	*	Versartis, Inc	12
10,008	*	Vertex Pharmaceuticals, Inc	873
1,052	*	Vitae Pharmaceuticals, Inc	22
702	*,e	Vital Therapies, Inc	4
484	*,e	Voyager Therapeutics, Inc	6
3,221	*	VWR Corp	91
3,162	*	Waters Corp	501
314	*	WaVe Life Sciences Pte Ltd	10
663	*,e	XBiotech, Inc	9
1,194	*	Xencor Inc	29
704	*	Zafgen, Inc	2
4,815	*,e	ZIOPHARM Oncology, Inc	27
18,477		Zoetis Inc	961
845	*	Zogenix, Inc	10

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	79,947

REAL ESTATE - 4.3%
2,898		Acadia Realty Trust	105
943		Agree Realty Corp	47
1,613		Alexander & Baldwin, Inc	62
40		Alexander’s, Inc	17
3,080		Alexandria Real Estate Equities, Inc	335
466	*,e	Altisource Portfolio Solutions S.A.	15
1,599		American Assets Trust,Inc	69
5,404		American Campus Communities, Inc	275
7,178		American Homes 4 Rent	155
17,153		American Tower Corp	1,944
6,168		Apartment Investment & Management Co (Class A)	283
6,291		Apple Hospitality REIT, Inc	116
1,267		Armada Hoffler Properties, Inc	17
1,249		Ashford Hospitality Prime, Inc	18
3,090		Ashford Hospitality Trust, Inc	18
454	*,e	AV Homes, Inc	8
5,579		AvalonBay Communities, Inc	992
769		Bluerock Residential Growth REIT, Inc	10
6,195		Boston Properties, Inc	844
7,108		Brandywine Realty Trust	111
7,928		Brixmor Property Group, Inc	220
3,565		Camden Property Trust	299
3,493		Care Capital Properties, Inc	100
2,243		CareTrust REIT, Inc	33
1,667		CatchMark Timber Trust Inc	20
7,059	e	CBL & Associates Properties, Inc	86
12,426	*	CBRE Group, Inc	348
3,595		Cedar Realty Trust, Inc	26

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,627		Chatham Lodging Trust	$31
2,532		Chesapeake Lodging Trust	58
556		City Office REIT, Inc	7
2,678	e	Colony Starwood Homes	77
5,267		Columbia Property Trust, Inc	118
4,486		Communications Sales & Leasing, Inc	141
174		Community Healthcare Trust, Inc	4
267		Consolidated-Tomoka Land Co	14
419		CorEnergy Infrastructure Trust, Inc	12
1,384		Coresite Realty	102
3,989		Corporate Office Properties Trust	113
4,821		Corrections Corp of America	67
8,737		Cousins Properties, Inc	91
13,737		Crown Castle International Corp	1,294
7,343		CubeSmart	200
2,920		CyrusOne, Inc	139
3,638		DCT Industrial Trust, Inc	177
12,989		DDR Corp	226
8,448		DiamondRock Hospitality Co	77
6,088		Digital Realty Trust, Inc	591
5,985		Douglas Emmett, Inc	219
13,997		Duke Realty Corp	383
3,070		DuPont Fabros Technology, Inc	127
964	e	Easterly Government Properties, Inc	18
1,377		EastGroup Properties, Inc	101
2,519		Education Realty Trust, Inc	109
5,016		Empire State Realty Trust, Inc	105
2,617		Entertainment Properties Trust	206
2,815		Equinix, Inc	1,014
4,669	*	Equity Commonwealth	141
3,010		Equity Lifestyle Properties, Inc	232
3,785		Equity One, Inc	116
14,482		Equity Residential	932
2,702		Essex Property Trust, Inc	602
4,978		Extra Space Storage, Inc	395
420	e	Farmland Partners, Inc	5
2,807		Federal Realty Investment Trust	432
5,675		FelCor Lodging Trust, Inc	37
4,766		First Industrial Realty Trust, Inc	135
2,547		First Potomac Realty Trust	23
9,480		Forest City Realty Trust, Inc	219
1,413	*,e	Forestar Group, Inc	17
2,420		Four Corners Property Trust, Inc	52
4,124		Franklin Street Properties Corp	52
309	*	FRP Holdings, Inc	10
7,673		Gaming and Leisure Properties, Inc	257
23,177		General Growth Properties, Inc	640
3,158	e	Geo Group, Inc	75
1,199		Getty Realty Corp	29
881		Gladstone Commercial Corp	16
5,364	*,e	Global Net Lease, Inc	44
2,836		Government Properties Income Trust	64
17,334		Gramercy Property Trust	167

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

18,976		HCP, Inc	$720
4,293		Healthcare Realty Trust, Inc	146
5,602		Healthcare Trust of America, Inc	183
1,884		Hersha Hospitality Trust	34
741		HFF, Inc (Class A)	21
3,988		Highwoods Properties, Inc	208
6,332		Hospitality Properties Trust	188
29,386		Host Marriott Corp	458
1,497	*	Howard Hughes Corp	171
3,138		Hudson Pacific Properties	103
1,375		Independence Realty Trust, Inc	12
4,600		Investors Real Estate Trust	27
10,789		Iron Mountain, Inc	405
1,867		Jones Lang LaSalle, Inc	212
3,408		Kennedy-Wilson Holdings, Inc	77
3,723		Kilroy Realty Corp	258
16,588		Kimco Realty Corp	480
3,499		Kite Realty Group Trust	97
3,450		Lamar Advertising Co	225
4,399		LaSalle Hotel Properties	105
9,500		Lexington Realty Trust	98
6,172		Liberty Property Trust	249
1,889		Life Storage, Inc	168
1,589		LTC Properties, Inc	83
5,673		Macerich Co	459
3,534		Mack-Cali Realty Corp	96
569	*	Marcus & Millichap, Inc	15
8,614		Medical Properties Trust, Inc	127
3,186		Mid-America Apartment Communities, Inc	299
2,597		Monmouth Real Estate Investment Corp (Class A)	37
6,986		Monogram Residential Trust, Inc	74
1,549		National Health Investors, Inc	122
5,979		National Retail Properties, Inc	304
1,004		National Storage Affiliates Trust	21
2,762		New Senior Investment Group, Inc	32
6,777		New York REIT, Inc	62
822		NexPoint Residential Trust, Inc	16
2,437		NorthStar Realty Europe Corp	27
7,311		NorthStar Realty Finance Corp	96
7,718		Omega Healthcare Investors, Inc	274
567		One Liberty Properties, Inc	14
5,803		Outfront Media, Inc	137
7,444		Paramount Group, Inc	122
3,293		Parkway Properties, Inc	56
3,039	e	Pebblebrook Hotel Trust	81
3,002		Pennsylvania REIT	69
5,550		Physicians Realty Trust	120
5,978		Piedmont Office Realty Trust, Inc	130
1,853		Post Properties, Inc	123
1,205		Potlatch Corp	47
971		Preferred Apartment Communities, Inc	13
21,058		Prologis, Inc	1,127
636		PS Business Parks, Inc	72

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,045		Public Storage, Inc	$1,349
1,928		QTS Realty Trust, Inc	102
3,606		RAIT Investment Trust	12
3,360		Ramco-Gershenson Properties	63
4,539		Rayonier, Inc	120
732		Re/Max Holdings, Inc	32
5,983		Realogy Holdings Corp	155
10,691		Realty Income Corp	716
3,786		Regency Centers Corp	293
3,984		Retail Opportunities Investment Corp	88
10,028		Retail Properties of America, Inc	168
2,685		Rexford Industrial Realty, Inc	61
5,071		RLJ Lodging Trust	107
283		RMR Group, Inc	11
1,467		Ryman Hospitality Properties	71
2,666		Sabra Healthcare REIT, Inc	67
392		Saul Centers, Inc	26
2,564		Select Income REIT	69
9,747		Senior Housing Properties Trust	221
990	e	Seritage Growth Properties	50
1,385		Silver Bay Realty Trust Corp	24
12,510		Simon Property Group, Inc	2,590
3,923		SL Green Realty Corp	424
18,856		Spirit Realty Capital, Inc	251
2,290	*	St. Joe Co	42
2,739	*	STAG Industrial, Inc	67
6,255		STORE Capital Corp	184
99	*	Stratus Properties, Inc	2
2,587		Sun Communities, Inc	203
9,076		Sunstone Hotel Investors, Inc	116
3,910		Tanger Factory Outlet Centers, Inc	152
2,428		Taubman Centers, Inc	181
695	*	Tejon Ranch Co	17
1,821		Terreno Realty Corp	50
1,934		Tier REIT, Inc	30
761	*	Trinity Place Holdings, Inc	7
10,915		UDR, Inc	393
994		UMH Properties, Inc	12
575		Universal Health Realty Income Trust	36
3,855		Urban Edge Properties	108
1,188		Urstadt Biddle Properties, Inc (Class A)	26
13,746		Ventas, Inc	971
37,616		VEREIT, Inc	390
6,868		Vornado Realty Trust	695
7,659		Washington Prime Group, Inc	95
3,060		Washington REIT	95
4,685		Weingarten Realty Investors	183
14,566		Welltower, Inc	1,089
30,105		Weyerhaeuser Co	962
976		Whitestone REIT	14
4,380		WP Carey, Inc	283
4,278		Xenia Hotels & Resorts, Inc	65

		TOTAL REAL ESTATE	39,524

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

RETAILING - 5.1%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	$12
2,730		Aaron’s, Inc	69
2,820		Abercrombie & Fitch Co (Class A)	45
2,842		Advance Auto Parts, Inc	424
15,803	*	Amazon.com, Inc	13,232
6,834		American Eagle Outfitters, Inc	122
367	*,e	America’s Car-Mart, Inc	13
829	*	Asbury Automotive Group, Inc	46
7,267	*,e	Ascena Retail Group, Inc	41
2,694	*	Autonation, Inc	131
1,195	*	AutoZone, Inc	918
1,364	*	Barnes & Noble Education, Inc	13
2,159		Barnes & Noble, Inc	24
5,730	*	Bed Bath & Beyond, Inc	247
11,548		Best Buy Co, Inc	441
824		Big 5 Sporting Goods Corp	11
1,715		Big Lots, Inc	82
645		Blue Nile, Inc	22
517	*,e	Boot Barn Holdings, Inc	6
1,023	e	Buckle, Inc	25
512	*	Build-A-Bear Workshop, Inc	5
2,905	*	Burlington Stores, Inc	235
2,077	*	Cabela’s, Inc	114
1,284		Caleres, Inc	32
7,934	*	Carmax, Inc	423
966		Cato Corp (Class A)	32
5,696		Chico’s FAS, Inc	68
552		Children’s Place Retail Stores, Inc	44
619		Citi Trends, Inc	12
764	*	Container Store Group, Inc	4
1,858		Core-Mark Holding Co, Inc	66
2,760		CST Brands, Inc	133
2,260	*	Destination XL Group, Inc	10
3,623		Dick’s Sporting Goods, Inc	205
779		Dillard’s, Inc (Class A)	49
11,639		Dollar General Corp	815
9,166	*	Dollar Tree, Inc	723
2,767		DSW, Inc (Class A)	57
404	*,e	Duluth Holdings, Inc	11
4,286	*	Etsy, Inc	61
4,730		Expedia, Inc	552
3,087	*	Express Parent LLC	36
1,930		Finish Line, Inc (Class A)	45
2,292	*,e	Five Below, Inc	92
5,534		Foot Locker, Inc	375
1,652	*	Francesca’s Holdings Corp	25
1,409		Fred’s, Inc (Class A)	13
724	*	FTD Cos, Inc	15
4,219	e	GameStop Corp (Class A)	116
9,205	e	Gap, Inc	205
840	*	Genesco, Inc	46

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,859		Genuine Parts Co	$588
1,841		GNC Holdings, Inc	38
861		Group 1 Automotive, Inc	55
15,187	*	Groupon, Inc	78
2,487		Guess?, Inc	36
983		Haverty Furniture Cos, Inc	20
948	*,e	Hibbett Sports, Inc	38
50,699		Home Depot, Inc	6,524
1,388		HSN, Inc	55
12,859	*	JC Penney Co, Inc	119
705		Kirkland’s, Inc	9
7,447		Kohl’s Corp	326
10,039		L Brands, Inc	710
733	*,e	Lands’ End, Inc	11
18,223	*	Liberty Interactive Corp	365
3,006	*	Liberty TripAdvisor Holdings, Inc	66
5,506	*	Liberty Ventures	219
960		Lithia Motors, Inc (Class A)	92
12,079	*	LKQ Corp	428
36,338		Lowe’s Companies, Inc	2,624
1,262	*,e	Lumber Liquidators, Inc	25
12,456		Macy’s, Inc	461
1,129	*	MarineMax, Inc	24
3,432	*	Michaels Cos, Inc	83
1,098		Monro Muffler, Inc	67
1,529	*	Murphy USA, Inc	109
16,514	*	NetFlix, Inc	1,627
4,712	e	Nordstrom, Inc	244
1,216		Nutri/System, Inc	36
22,026		Office Depot, Inc	79
848	*	Ollie’s Bargain Outlet Holdings, Inc	22
3,847	*	O’Reilly Automotive, Inc	1,078
567	*	Overstock.com, Inc	9
1,066	*	Party City Holdco, Inc	18
1,600	e	Penske Auto Group, Inc	77
848		PetMed Express, Inc	17
3,298	e	Pier 1 Imports, Inc	14
2,010	*	Priceline.com, Inc	2,958
2,196		Rent-A-Center, Inc	28
1,378	*,e	Restoration Hardware Holdings, Inc	48
16,015		Ross Stores, Inc	1,030
5,321	*,e	Sally Beauty Holdings, Inc	137
691	*,e	Sears Holdings Corp	8
1,357	*	Select Comfort Corp	29
576		Shoe Carnival, Inc	15
1,427	*	Shutterfly, Inc	64
3,228		Signet Jewelers Ltd	241
1,157		Sonic Automotive, Inc (Class A)	22
758	*	Sportsman’s Warehouse Holdings, Inc	8
1,474		Stage Stores, Inc	8
24,736		Staples, Inc	211
1,440		Stein Mart, Inc	9
642		Tailored Brands, Inc	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

23,975		Target Corp	$1,647
4,540		Tiffany & Co	330
884	*	Tile Shop Holdings, Inc	15
432	*	Tilly’s, Inc	4
26,950		TJX Companies, Inc	2,015
5,467		Tractor Supply Co	368
4,718	*	TripAdvisor, Inc	298
1,789	*	Tuesday Morning Corp	11
2,348	*	Ulta Salon Cosmetics & Fragrance, Inc	559
3,362	*	Urban Outfitters, Inc	116
990	*	Vitamin Shoppe, Inc	27
1,299	*,e	Wayfair, Inc	51
640	*	West Marine, Inc	5
3,535	e	Williams-Sonoma, Inc	181
133		Winmark Corp	14
1,062	*	Zumiez, Inc	19

		TOTAL RETAILING	47,420

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
210	*,e	Acacia Communications, Inc	22
1,628	*	Advanced Energy Industries, Inc	77
27,440	*	Advanced Micro Devices, Inc	190
844	*	Alpha & Omega Semiconductor Ltd	18
1,324	*,e	Ambarella, Inc	97
3,751	*	Amkor Technology, Inc	36
12,376		Analog Devices, Inc	798
44,472		Applied Materials, Inc	1,341
3,483	*	Applied Micro Circuits Corp	24
1,339	*	Axcelis Technologies, Inc	18
15,288		Broadcom Ltd	2,637
2,909		Brooks Automation, Inc	40
639		Cabot Microelectronics Corp	34
2,715	*,e	Cavium, Inc	158
910	*	Ceva, Inc	32
2,293	*	Cirrus Logic, Inc	122
1,302		Cohu, Inc	15
4,110	*	Cree, Inc	106
12,862	e	Cypress Semiconductor Corp	156
1,646	*	Diodes, Inc	35
1,224	*	DSP Group, Inc	15
5,882	*	Entegris, Inc	102
1,921	*	Exar Corp	18
2,662	*,e	First Solar, Inc	105
2,989	*	Formfactor, Inc	32
1,722	*	GigOptix, Inc	4
1,603	*	Inphi Corp	70
5,139	*	Integrated Device Technology, Inc	119
191,456		Intel Corp	7,227
5,704		Intersil Corp (Class A)	125
1,231		IXYS Corp	15
6,383		Kla-Tencor Corp	445
3,559	*	Kopin Corp	8
6,331		Lam Research Corp	600

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,097	*	Lattice Semiconductor Corp	$33
9,553		Linear Technology Corp	566
987	*	MA-COM Technology Solutions	42
16,610		Marvell Technology Group Ltd	220
11,292		Maxim Integrated Products, Inc	451
2,280	*	MaxLinear, Inc	46
8,716		Microchip Technology, Inc	542
41,627	*	Micron Technology, Inc	740
4,670	*	Microsemi Corp	196
2,245		MKS Instruments, Inc	112
1,598		Monolithic Power Systems, Inc	129
1,014	*	Nanometrics, Inc	23
1,216	*	NeoPhotonics Corp Ltd	20
258		NVE Corp	15
20,765		Nvidia Corp	1,423
17,093	*	ON Semiconductor Corp	211
1,181	*	PDF Solutions, Inc	21
2,703	*	Photronics, Inc	28
1,292		Power Integrations, Inc	81
5,230	*	Qorvo, Inc	291
59,692		Qualcomm, Inc	4,089
4,954	*	Rambus, Inc	62
1,464	*	Rudolph Technologies, Inc	26
2,813	*	Semtech Corp	78
1,460	*	Sigma Designs, Inc	11
1,452	*	Silicon Laboratories, Inc	85
7,550		Skyworks Solutions, Inc	575
2,299	*,e	SunPower Corp	20
8,427		Teradyne, Inc	182
1,570		Tessera Technologies, Inc	60
40,860		Texas Instruments, Inc	2,868
928	*	Ultra Clean Holdings	7
1,078	*	Ultratech, Inc	25
1,796	*	Veeco Instruments, Inc	35
2,408	*	Xcerra Corp	15
10,076		Xilinx, Inc	548

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	28,717

SOFTWARE & SERVICES - 12.3%
1,524	*	2U, Inc	58
1,417	*	A10 Networks, Inc	15
25,386		Accenture plc	3,101
4,872	*	ACI Worldwide, Inc	94
22,233		Activision Blizzard, Inc	985
1,761	*	Actua Corp	23
3,190	*	Acxiom Corp	85
19,849	*	Adobe Systems, Inc	2,154
6,783	*	Akamai Technologies, Inc	359
351	*	Alarm.com Holdings, Inc	10
780	*,e	ALJ Regional Holdings, Inc	4
2,308	*	Alliance Data Systems Corp	495
11,935	*	Alphabet, Inc (Class A)	9,596
12,063	*	Alphabet, Inc (Class C)	9,376

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

384	*	Amber Road, Inc	$4
5,832		Amdocs Ltd	337
1,091	*	American Software, Inc (Class A)	12
1,936	*,e	Angie’s List, Inc	19
3,649	*	Ansys, Inc	338
631	*	Apigee Corp	11
244	*,e	Appfolio, Inc	5
3,399	*	Aspen Technology, Inc	159
1,048	*	Atlassian Corp plc	31
389	*	Autobytel, Inc	7
8,550	*	Autodesk, Inc	618
18,560		Automatic Data Processing, Inc	1,637
1,988	*	Bankrate, Inc	17
898	*	Barracuda Networks, Inc	23
3,330	*	Bazaarvoice, Inc	20
521	*,e	Benefitfocus, Inc	21
880	*,e	Black Knight Financial Services, Inc	36
1,736		Blackbaud, Inc	115
2,216	*	Blackhawk Network Holdings, Inc	67
1,604	*	Blucora, Inc	18
4,719		Booz Allen Hamilton Holding Co	149
1,713	*	Bottomline Technologies, Inc	40
1,972	*	Box, Inc	31
1,247	*	Brightcove, Inc	16
4,636		Broadridge Financial Solutions, Inc	314
1,302	*	BroadSoft, Inc	61
11,733		CA, Inc	388
1,033	*	CACI International, Inc (Class A)	104
12,369	*	Cadence Design Systems, Inc	316
2,264	*	Callidus Software, Inc	42
540	*	Carbonite, Inc	8
1,869	*	Cardtronics plc	83
797	*	Care.com, Inc	8
99		Cass Information Systems, Inc	6
6,417		CDK Global, Inc	368
921	*	ChannelAdvisor Corp	12
1,034	*,e	Cimpress NV	105
6,229	*	Citrix Systems, Inc	531
24,525	*	Cognizant Technology Solutions Corp (Class A)	1,170
1,101	*	CommerceHub, Inc	17
550	*	CommerceHub, Inc (Series A)	9
1,305	*	Commvault Systems, Inc	69
5,765		Computer Sciences Corp	301
2,024	*	comScore, Inc	62
3,726		Convergys Corp	113
2,077	*	Cornerstone OnDemand, Inc	95
1,279	*	CoStar Group, Inc	277
1,464		CSG Systems International, Inc	60
6,785		CSRA, Inc	182
1,140	*	Cvent, Inc	36
708	*	Datalink Corp	7
8,803	*	Dell Technologies, Inc-VMware Inc	421
1,843	*	DHI Group, Inc	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

335	*,e	Digimarc Corp	$13
1,357		DST Systems, Inc	160
4,694		EarthLink Holdings Corp	29
43,200	*	eBay, Inc	1,421
797	e	Ebix, Inc	45
11,807	*	Electronic Arts, Inc	1,008
1,241	*	Ellie Mae, Inc	131
2,483	*,e	Endurance International Group Holdings, Inc	22
1,037	*,e	EnerNOC, Inc	6
1,657	*	Envestnet, Inc	60
2,068	*	EPAM Systems, Inc	143
374		EPIQ Systems, Inc	6
2,094	*	Euronet Worldwide, Inc	171
2,796		EVERTEC, Inc	47
886	*	Everyday Health, Inc	7
544	*	EXA Corp	9
1,092	*	ExlService Holdings, Inc	54
91,255	*	Facebook, Inc	11,705
1,313		Fair Isaac Corp	164
13,212		Fidelity National Information Services, Inc	1,018
6,281	*,e	FireEye, Inc	93
3,306	*	First American Corp	130
12,638	*	First Data Corp	166
9,020	*	Fiserv, Inc	897
1,340	*	Five9, Inc	21
3,652	*	FleetCor Technologies, Inc	634
1,659	*	FleetMatics Group plc	99
514		Forrester Research, Inc	20
6,035	*	Fortinet, Inc	223
3,206	*	Gartner, Inc	284
6,383	*	Genpact Ltd	153
1,325	*	Gigamon, Inc	73
6,353		Global Payments, Inc	488
315	*	Global Sources Ltd	3
647	*,e	Globant S.A.	27
5,108	*,e	Glu Mobile, Inc	11
1,933	*	GoDaddy, Inc	67
2,479	*,e	Gogo, Inc	27
3,325	*,e	GrubHub, Inc	143
1,039	*	GTT Communications, Inc	24
680	*	Guidance Software, Inc	4
2,990	*	Guidewire Software, Inc	179
1,077		Hackett Group, Inc	18
1,639	*,e	Hortonworks, Inc	14
1,189	*	HubSpot, Inc	68
2,910		IAC/InterActiveCorp	182
1,120	*	Imperva, Inc	60
2,355	*	inContact, Inc	33
2,288	*	Infoblox, Inc	60
1,377	*	Information Services Group, Inc	5
445	*,e	Instructure, Inc	11
766	*	Interactive Intelligence, Inc	46
35,796		International Business Machines Corp	5,686

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,633	*	Intralinks Holdings, Inc	$16
9,910		Intuit, Inc	1,090
1,737		j2 Global, Inc	116
3,038		Jack Henry & Associates, Inc	260
1,823	*	Jive Software, Inc	8
5,354		Leidos Holdings, Inc	232
3,363	*	Limelight Networks, Inc	6
4,766	*	LinkedIn Corp	911
3,304	*	Lionbridge Technologies	17
1,143	*	Liquidity Services, Inc	13
2,686	*	Liveperson, Inc	23
1,024		LogMeIn, Inc	93
2,780	*	Manhattan Associates, Inc	160
1,025		Mantech International Corp (Class A)	39
1,311		Marchex, Inc (Class B)	4
39,245		MasterCard, Inc (Class A)	3,994
1,373	*,e	Match Group, Inc	24
2,445		MAXIMUS, Inc	138
4,411		Mentor Graphics Corp	117
307,738		Microsoft Corp	17,726
391	*	MicroStrategy, Inc (Class A)	65
613	*,e	MINDBODY, Inc	12
1,253	*	Mitek Systems, Inc	10
1,693	*	MobileIron, Inc	5
844	*	Model N, Inc	9
1,065	*	MoneyGram International, Inc	8
1,800		Monotype Imaging Holdings, Inc	40
4,071	*	Monster Worldwide, Inc	15
216		NCI, Inc (Class A)	2
1,507	*	NetSuite, Inc	167
2,229	*	NeuStar, Inc (Class A)	59
909	*,e	New Relic, Inc	35
2,596		NIC, Inc	61
9,231	*	Nuance Communications, Inc	134
599	*	Numerex Corp	5
119,955		Oracle Corp	4,712
9,063	*,e	Pandora Media, Inc	130
444	*,e	Park City Group, Inc	5
13,045		Paychex, Inc	755
1,813	*,e	Paycom Software, Inc	91
880	*	Paylocity Holding Corp	39
45,797	*	PayPal Holdings, Inc	1,876
1,584		Pegasystems, Inc	47
1,536	*	Perficient, Inc	31
496	*	PFSweb, Inc	4
1,710	*	Planet Payment, Inc	6
2,115	*	Progress Software Corp	58
1,685	*,e	Proofpoint, Inc	126
1,099	*	PROS Holdings, Inc	25
4,860	*	PTC, Inc	215
1,059	*	Q2 Holdings, Inc	30
400		QAD, Inc (Class A)	9
1,041	*	Qualys, Inc	40

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,192	*	QuinStreet, Inc	$4
2,538	*	Quotient Technology, Inc	34
4,426	*	Rackspace Hosting, Inc	140
809	*,e	Rapid7, Inc	14
1,085	*	RealNetworks, Inc	5
2,115	*	RealPage, Inc	54
7,233	*	Red Hat, Inc	585
393		Reis, Inc	8
1,375	*	RetailMeNot, Inc	14
390	*	Rightside Group Ltd	4
2,430	*	RingCentral, Inc	57
750	*	Rosetta Stone, Inc	6
1,562	*	Rubicon Project, Inc	13
8,252		Sabre Corp	233
25,950	*	Salesforce.com, Inc	1,851
594		Sapiens International Corp NV	8
1,738		Science Applications International Corp	121
257	*	SecureWorks Corp	3
6,500	*	ServiceNow, Inc	514
2,827	*	ServiceSource International LLC	14
831	*,e	Shutterstock, Inc	53
1,525	*	Silver Spring Networks, Inc	22
5,430	*	Splunk, Inc	319
690	*	SPS Commerce, Inc	51
2,138	*	Square, Inc	25
5,992		SS&C Technologies Holdings, Inc	193
661	*	Stamps.com, Inc	62
1,663	*	Sykes Enterprises, Inc	47
24,561		Symantec Corp	616
1,690	*	Synchronoss Technologies, Inc	70
6,137	*	Synopsys, Inc	364
1,329	*	Syntel, Inc	56
2,282	*	Tableau Software, Inc	126
3,433	*	Take-Two Interactive Software, Inc	155
1,464	*	Tangoe, Inc	12
708	*	TechTarget, Inc	6
834	*	TeleNav, Inc	5
730		TeleTech Holdings, Inc	21
5,345	*	Teradata Corp	166
5,039	*	TiVo Corp	98
6,876		Total System Services, Inc	324
4,455		Travelport Worldwide Ltd	67
2,080	*,e	TrueCar, Inc	20
906	*,e	TubeMogul, Inc	8
462	*	Twilio, Inc	30
25,252	*	Twitter, Inc	582
1,273	*	Tyler Technologies, Inc	218
1,115	*	Ultimate Software Group, Inc	228
2,160	*	Unisys Corp	21
6,404	*	Vantiv, Inc	360
425	*	Varonis Systems, Inc	13
1,227	*	Vasco Data Security International	22
2,567	*	Verint Systems, Inc	97

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,749	*,e	VeriSign, Inc	$293
2,063	*,e	VirnetX Holding Corp	6
1,253	*	Virtusa Corp	31
77,323		Visa, Inc (Class A)	6,395
3,367	*,e	VMware, Inc (Class A)	247
1,463	*	WebMD Health Corp (Class A)	73
1,869	*	Website Pros, Inc	32
19,772		Western Union Co	412
1,599	*	WEX, Inc	173
4,828	*	Workday, Inc	443
912	*	Workiva, Inc	17
929	*	Xactly Corp	14
39,807		Xerox Corp	403
269	*	XO Group, Inc	5
35,503	*	Yahoo!, Inc	1,530
2,740	*	Yelp, Inc	114
3,351	*	Zendesk, Inc	103
2,077	*,e	Zillow Group, Inc	72
4,246	*,e	Zillow Group, Inc (Class C)	147
3,311	*	Zix Corp	14
30,167	*	Zynga, Inc	88

		TOTAL SOFTWARE & SERVICES	113,998

TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
4,409	*,e	3D Systems Corp	79
2,222		Adtran, Inc	43
932	*	Aerohive Networks, Inc	6
1,059	*	Agilysys, Inc	12
12,101		Amphenol Corp (Class A)	786
1,193	*	Anixter International, Inc	77
222,805		Apple, Inc	25,188
654	*	Applied Optoelectronics, Inc	15
1,614	*	Arista Networks, Inc	137
7,489	*	ARRIS International plc	212
3,591	*	Arrow Electronics, Inc	230
1,363	*	Avid Technology, Inc	11
5,010		Avnet, Inc	206
2,062		AVX Corp	28
1,306		Badger Meter, Inc	44
429		Bel Fuse, Inc (Class B)	10
1,728		Belden CDT, Inc	119
2,361	*	Benchmark Electronics, Inc	59
755		Black Box Corp	11
19,299		Brocade Communications Systems, Inc	178
1,369	*	CalAmp Corp	19
1,907	*	Calix, Inc	14
6,215		CDW Corp	284
5,590	*	Ciena Corp	122
203,675		Cisco Systems, Inc	6,460
522	*	Clearfield, Inc	10
3,203		Cognex Corp	169
1,000	*	Coherent, Inc	111
4,943	*	CommScope Holding Co, Inc	149

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

784		Comtech Telecommunications Corp	$10
490	*,e	Control4 Corp	6
43,714		Corning, Inc	1,034
1,729	*	Cray, Inc	41
1,425		CTS Corp	27
1,609		Daktronics, Inc	15
2,709		Diebold, Inc	67
1,490	*	Digi International, Inc	17
2,076		Dolby Laboratories, Inc (Class A)	113
750		DTS, Inc	32
789	*	Eastman Kodak Co	12
1,847	*	EchoStar Corp (Class A)	81
1,199		Electro Scientific Industries, Inc	7
1,985	*	Electronics for Imaging, Inc	97
1,103		EMCORE Corp	6
259	*	ePlus, Inc	24
4,537	*	Extreme Networks, Inc	20
2,618	*	F5 Networks, Inc	326
1,440	*	Fabrinet	64
739	*	FARO Technologies, Inc	27
4,415	*	Finisar Corp	132
3,889	*,e	Fitbit, Inc	58
5,222		Flir Systems, Inc	164
3,947	*	Harmonic, Inc	23
4,886		Harris Corp	448
69,471		Hewlett Packard Enterprise Co	1,580
69,922		HP, Inc	1,086
2,439	*	II-VI, Inc	59
1,305	*	Immersion Corp	11
5,792	*	Infinera Corp	52
5,740		Ingram Micro, Inc (Class A)	205
1,504	*	Insight Enterprises, Inc	49
1,431		InterDigital, Inc	113
3,133	*	InvenSense, Inc	23
1,459	*	IPG Photonics Corp	120
1,461	*	Itron, Inc	81
2,593	*	Ixia	32
8,018		Jabil Circuit, Inc	175
15,403		Juniper Networks, Inc	371
6,856	*	Keysight Technologies, Inc	217
1,302	*	Kimball Electronics, Inc	18
3,773	*	Knowles Corp	53
758	*	KVH Industries, Inc	7
2,589		Lexmark International, Inc (Class A)	103
911		Littelfuse, Inc	117
2,081	*	Lumentum Holdings, Inc	87
1,366	*,e	Maxwell Technologies, Inc	7
126		Mesa Laboratories, Inc	14
1,501		Methode Electronics, Inc	53
6,974		Motorola, Inc	532
632		MTS Systems Corp	29
4,015		National Instruments Corp	114
4,843	*	NCR Corp	156

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

12,020		NetApp, Inc	$431
1,274	*	Netgear, Inc	77
3,856	*	Netscout Systems, Inc	113
2,556	*,e	Nimble Storage, Inc	23
1,328	*	Novanta, Inc	23
4,246	*	Oclaro, Inc	36
494	*	OSI Systems, Inc	32
3,602	*	Palo Alto Networks, Inc	574
929		Park Electrochemical Corp	16
430		PC Connection, Inc	11
1,367		Plantronics, Inc	71
1,413	*	Plexus Corp	66
2,483	*	Pure Storage, Inc	34
1,483	*	Radisys Corp	8
1,175	*	Rofin-Sinar Technologies, Inc	38
790	*	Rogers Corp	48
2,376	*	Sanmina Corp	68
1,187	*	Scansource, Inc	43
2,605	*	ShoreTel, Inc	21
216		Silicom Ltd	9
1,782	*	Silicon Graphics International Corp	14
2,205	*	Sonus Networks, Inc	17
2,178	*	Stratasys Ltd	52
1,554	*	Super Micro Computer, Inc	36
1,586	*	Synaptics, Inc	93
1,198		SYNNEX Corp	137
461		Systemax, Inc	4
1,442	*	Tech Data Corp	122
10,444	*	Trimble Navigation Ltd	298
2,698	*	TTM Technologies, Inc	31
1,073	*,e	Ubiquiti Networks, Inc	57
1,692	*	Universal Display Corp	94
1,586	*,e	USA Technologies, Inc	9
4,800	*	VeriFone Systems, Inc	76
1,815	*	Viasat, Inc	136
9,794	*	Viavi Solutions, Inc	72
5,632		Vishay Intertechnology, Inc	79
654	*	Vishay Precision Group, Inc	10
11,530		Western Digital Corp	674
2,122	*	Zebra Technologies Corp (Class A)	148

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	47,005

TELECOMMUNICATION SERVICES - 2.4%
3,853	*	8x8, Inc	60
250,485		AT&T, Inc	10,172
244		ATN International, Inc	16
1,565	*	Boingo Wireless, Inc	16
21,624		CenturyTel, Inc	593
8,624	*	Cincinnati Bell, Inc	35
1,955		Cogent Communications Group, Inc	72
2,274		Consolidated Communications Holdings, Inc	57
1,092	*,e	Fairpoint Communications, Inc	17
48,411	e	Frontier Communications Corp	201

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,464	*	General Communication, Inc (Class A)	$20
3,253	*,e	Globalstar, Inc	4
460	*	Hawaiian Telcom Holdco, Inc	10
609		IDT Corp (Class B)	11
1,405		Inteliquent, Inc	23
2,990	*,e	Iridium Communications, Inc	24
11,694	*	Level 3 Communications, Inc	542
757	*	Lumos Networks Corp	11
1,262	*,e	NII Holdings, Inc	4
2,552	*	Orbcomm, Inc	26
410	*	pdvWireless, Inc	9
5,006	*	SBA Communications Corp (Class A)	562
1,910		Shenandoah Telecom Co	52
859		Spok Holdings, Inc	15
31,717	*	Sprint Corp	210
384	*,e	Straight Path Communications, Inc	10
3,834		Telephone & Data Systems, Inc	104
11,407	*	T-Mobile US, Inc	533
580	*	US Cellular Corp	21
166,038		Verizon Communications, Inc	8,631
7,849	*	Vonage Holdings Corp	52
3,984	e	Windstream Holdings, Inc	40
6,062	*	Zayo Group Holdings, Inc	180

		TOTAL TELECOMMUNICATION SERVICES	22,333

TRANSPORTATION - 2.0%
2,138	*	Air Transport Services Group, Inc	31
4,661		Alaska Air Group, Inc	307
391		Allegiant Travel Co	52
227		Amerco, Inc	74
21,610		American Airlines Group, Inc	791
1,131		Arkansas Best Corp	21
1,047	*	Atlas Air Worldwide Holdings, Inc	45
3,471	*	Avis Budget Group, Inc	119
988		Celadon Group, Inc	9
5,898		CH Robinson Worldwide, Inc	416
1,347		Copa Holdings S.A. (Class A)	118
452	*	Covenant Transportation Group, Inc	9
38,511		CSX Corp	1,175
31,325		Delta Air Lines, Inc	1,233
1,254	*	Echo Global Logistics, Inc	29
7,177		Expeditors International of Washington, Inc	370
10,116		FedEx Corp	1,767
944		Forward Air Corp	41
2,296	*	Genesee & Wyoming, Inc (Class A)	158
2,171	*	Hawaiian Holdings, Inc	105
2,244		Heartland Express, Inc	42
2,943	*	Hertz Global Holdings, Inc	118
1,570	*	Hub Group, Inc (Class A)	64
3,674		J.B. Hunt Transport Services, Inc	298
12,159	*	JetBlue Airways Corp	210
4,468		Kansas City Southern Industries, Inc	417
2,204	*	Kirby Corp	137

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,760		Knight Transportation, Inc	$79
1,742		Landstar System, Inc	119
2,913		Macquarie Infrastructure Co LLC	242
110		Marten Transport Ltd	2
1,786		Matson, Inc	71
12,031		Norfolk Southern Corp	1,168
2,655	*	Old Dominion Freight Line	182
99	*	PAM Transportation Services, Inc	2
421		Park-Ohio Holdings Corp	15
759	*	Radiant Logistics, Inc	2
1,220	*	Roadrunner Transportation Services Holdings, Inc	10
2,221		Ryder System, Inc	146
1,140	*	Saia, Inc	34
2,080		Skywest, Inc	55
26,013		Southwest Airlines Co	1,012
3,015	*	Spirit Airlines, Inc	128
2,655	*,e	Swift Transportation Co, Inc	57
34,273		Union Pacific Corp	3,343
13,718	*	United Continental Holdings, Inc	720
28,116		United Parcel Service, Inc (Class B)	3,075
200		Universal Truckload Services, Inc	3
407	*	USA Truck, Inc	4
793	*,e	Virgin America, Inc	42
1,875		Werner Enterprises, Inc	44
2,328	*	Wesco Aircraft Holdings, Inc	31
3,629	*,e	XPO Logistics, Inc	133
1,384	*	YRC Worldwide, Inc	17

		TOTAL TRANSPORTATION	18,892

UTILITIES - 3.3%
27,308		AES Corp	351
2,057		Allete, Inc	123
9,155		Alliant Energy Corp	351
10,063		Ameren Corp	495
20,021		American Electric Power Co, Inc	1,286
1,493		American States Water Co	60
7,124		American Water Works Co, Inc	533
6,956		Aqua America, Inc	212
366		Artesian Resources Corp	10
5,498		Atlantic Power Corp	14
2,435	e	Atlantica Yield plc	46
4,152		Atmos Energy Corp	309
2,315		Avangrid, Inc	97
2,597		Avista Corp	109
2,123		Black Hills Corp	130
2,026		California Water Service Group	65
14,721	*	Calpine Corp	186
18,179		Centerpoint Energy, Inc	422
670		Chesapeake Utilities Corp	41
11,263		CMS Energy Corp	473
518		Connecticut Water Service, Inc	26
12,284		Consolidated Edison, Inc	925
626		Consolidated Water Co, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

275		Delta Natural Gas Co, Inc	$7
25,150		Dominion Resources, Inc	1,868
7,200		DTE Energy Co	674
27,914		Duke Energy Corp	2,234
5,091	*	Dynegy, Inc	63
12,864		Edison International	929
1,646		El Paso Electric Co	77
1,327		Empire District Electric Co	45
7,172		Entergy Corp	550
13,094		Eversource Energy	709
36,235		Exelon Corp	1,206
17,634		FirstEnergy Corp	583
535	e	Genie Energy Ltd	3
6,400		Great Plains Energy, Inc	175
4,472		Hawaiian Electric Industries, Inc	133
1,914		Idacorp, Inc	150
6,119		ITC Holdings Corp	284
8,034		MDU Resources Group, Inc	204
1,437		MGE Energy, Inc	81
644		Middlesex Water Co	23
3,042		National Fuel Gas Co	164
3,600		New Jersey Resources Corp	118
18,653		NextEra Energy, Inc	2,282
13,439		NiSource, Inc	324
1,124		Northwest Natural Gas Co	68
1,790		NorthWestern Corp	103
13,378		NRG Energy, Inc	150
1,290		NRG Yield, Inc (Class A)	21
2,626	e	NRG Yield, Inc (Class C)	45
8,254		OGE Energy Corp	261
2,141		ONE Gas, Inc	132
1,582		Ormat Technologies, Inc	77
1,620		Otter Tail Corp	56
2,385	e	Pattern Energy Group, Inc	54
19,976		PG&E Corp	1,222
3,244		Piedmont Natural Gas Co, Inc	195
4,420		Pinnacle West Capital Corp	336
3,355		PNM Resources, Inc	110
3,322		Portland General Electric Co	141
27,527		PPL Corp	952
20,825		Public Service Enterprise Group, Inc	872
5,399		SCANA Corp	391
10,000		Sempra Energy	1,072
678		SJW Corp	30
2,886		South Jersey Industries, Inc	85
38,203		Southern Co	1,960
1,975		Southwest Gas Corp	138
123		Spark Energy, Inc	4
1,831		Spire, Inc	117
3,498	*,e	Talen Energy Corp	48
3,671		TerraForm Global, Inc	15
3,549	e	TerraForm Power, Inc	49
7,127		UGI Corp	322

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

114		Unitil Corp	$4
3,477		Vectren Corp	175
876	*,e	Vivint Solar, Inc	3
12,871		WEC Energy Group, Inc	771
5,586		Westar Energy, Inc	317
2,078		WGL Holdings, Inc	130
20,535		Xcel Energy, Inc	845
23		York Water Co	1

		TOTAL UTILITIES	30,429

		TOTAL COMMON STOCKS (Cost $454,341)	927,204

RIGHTS / WARRANTS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
92	m	Emergent Capital, Inc	0	^

		TOTAL DIVERSIFIED FINANCIALS	0	^

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
643	m	Forest Laboratories, Inc CVR	1
244	m	Omthera Pharmaceuticals, Inc	0	^
1,733	m	Trius Therapeutics, Inc	0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1

SOFTWARE & SERVICES - 0.0%
1,221	m	Gerber Scientific, Inc	0	^

		TOTAL SOFTWARE & SERVICES	0	^

TELECOMMUNICATION SERVICES - 0.0%
2,267	m	Leap Wireless International, Inc	6

		TOTAL TELECOMMUNICATION SERVICES	6

		TOTAL RIGHTS / WARRANTS (Cost $6)	7

SHORT-TERM INVESTMENTS - 2.0%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.0%
18,519,208	c	State Street Navigator Securities Lending Government Money Market Portfolio	18,519

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	18,519

		TOTAL SHORT-TERM INVESTMENTS (Cost $18,519)	18,519

		TOTAL INVESTMENTS - 102.1% (Cost $472,866)	945,730
		OTHER ASSETS & LIABILITIES, NET - (2.1)%	(19,706)

		NET ASSETS - 100.0%	$926,024

Abbreviation(s):

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing

^	Amount represents less than $1,000.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $18,265,000.

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission (“Commission”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying schedule of investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes Investment Company reporting by requiring the filing of new forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires accounts to establish a liquidity risk management program and enhances disclosures regarding accounts liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Account’s financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain accounts to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the Commission. The requirements of this final rule must be adopted 24 months after publication in the Federal Register. Management is currently assessing the impact of this rule to the Account’s financial statements and other filings.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. As of September 30, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2016, there were no material transfers between levels by the Account.

The following table summarizes the market value of the Account’s investments as of September 30, 2016, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total
Equity investments:
Financials	$128,046	$—	$4	$128,050
Health care	128,412	67	1	128,480
Industrials	96,365	—	7	96,372
Materials	30,709	490	—	31,199
Telecommunication services	22,333	—	6	22,339
All other equity investments*	520,771	—	—	520,771
Short-term investments	18,519	—	—	18,519
Futures**	(4)	—	—	(4)
Total	$945,151	$557	$18	$945,726

*	For detailed categories, see the accompanying Schedule of investments.

**	Derivative instruments are not reflected in the Schedule of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Account since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default.

At September 30, 2016, the Account held the following open futures contracts (dollar amounts are in thousands):

Account	Futures contracts	Number of long (short) contracts	Settlement value	Expiration date	Unrealized gain (loss)
Stock Index	S&P 500 Index E-Mini	5	$540	December 2016	$(4)

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Note 4—investments

Securities lending: The Account may lend their securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more accounts maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities are reflected in the schedule of investments. As of September 30, 2016, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At September 30, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $472,864,000, consisting of gross unrealized appreciation of $507,749,000 and gross unrealized depreciation of $(34,885,000).

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: November 14, 2016	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and Executive
Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 14, 2016	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and Executive
Vice President
(principal executive officer)

Date: November 14, 2016	By:	/s/ Glenn E. Brightman
Glenn E. Brightman
Chief Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer